Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
AAR Corp.
(a)
........................ 40,818 $ 2,807,870
AeroVironment, Inc.
(a) (b)
................. 33,616 9,578,879
Archer Aviation, Inc. , Class A
(a) (b)
........... 492,847 5,347,390
Astronics Corp.
(a) (b)
.................... 39,751 1,330,863
ATI, Inc.
(a) (b)
......................... 167,171 14,433,544
Axon Enterprise, Inc.
(a)
................. 86,831 71,890,858
Boeing Co. (The)
(a)
.................... 885,343 185,505,919
BWX Technologies, Inc. ................ 107,728 15,519,296
Byrna Technologies, Inc.
(a) (b)
.............. 22,790 703,755
Cadre Holdings, Inc. ................... 28,737 915,273
Curtiss-Wright Corp. ................... 44,913 21,942,246
Ducommun, Inc.
(a)
.................... 16,762 1,385,044
GE Aerospace ....................... 1,250,750 321,930,542
General Dynamics Corp. ................ 292,672 85,360,716
HEICO Corp.
(b)
...................... 41,816 13,715,648
HEICO Corp. , Class A .................. 95,888 24,811,020
Hexcel Corp. ........................ 97,121 5,486,365
Howmet Aerospace, Inc. ................ 474,043 88,233,624
Huntington Ingalls Industries, Inc. .......... 46,047 11,118,509
Intuitive Machines, Inc. , Class A
(a) (b)
......... 133,887 1,455,352
Karman Holdings, Inc.
(a) (b)
............... 24,857 1,252,047
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 185,333 8,608,718
L3Harris Technologies, Inc. .............. 218,726 54,865,230
Leonardo DRS, Inc. ................... 90,113 4,188,452
Loar Holdings, Inc.
(a)
................... 31,387 2,704,618
Lockheed Martin Corp. ................. 243,565 112,804,694
Mercury Systems, Inc.
(a) (b)
............... 66,754 3,595,370
Moog, Inc. , Class A ................... 35,116 6,354,943
National Presto Industries, Inc. ............ 9,534 933,951
Northrop Grumman Corp. ............... 157,982 78,987,840
Redwire Corp.
(a) (b)
..................... 48,280 786,964
Rocket Lab Corp.
(a) (b)
.................. 431,515 15,435,292
RTX Corp. ......................... 1,566,087 228,680,024
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 144,235 5,502,565
StandardAero, Inc.
(a)
................... 158,210 5,007,347
Textron, Inc. ........................ 215,035 17,265,160
TransDigm Group, Inc. ................. 65,578 99,720,530
Triumph Group, Inc.
(a)
.................. 93,491 2,407,393
V2X, Inc.
(a) (b)
........................ 14,908 723,783
Woodward, Inc. ...................... 70,596 17,302,374
1,550,600,008
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 138,921 13,329,470
Expeditors International of Washington, Inc. ... 154,684 17,672,647
FedEx Corp. ........................ 258,479 58,754,861
Forward Air Corp.
(a) (b)
.................. 24,138 592,347
GXO Logistics, Inc.
(a) (b)
................. 141,978 6,914,329
Hub Group, Inc. , Class A ................ 75,418 2,521,224
United Parcel Service, Inc. , Class B ........ 858,962 86,703,624
186,488,502
Automobile Components — 0.1%
Adient plc
(a)
......................... 110,372 2,147,839
American Axle & Manufacturing Holdings, Inc.
(a)
165,654 675,868
Aptiv plc
(a)
.......................... 254,721 17,377,067
Autoliv, Inc. ......................... 84,992 9,510,605
BorgWarner, Inc. ..................... 250,077 8,372,578
Cooper-Standard Holdings, Inc.
(a)
.......... 28,764 618,426
Dana, Inc. .......................... 157,446 2,700,199
Dorman Products, Inc.
(a) (b)
............... 34,263 4,203,042
Fox Factory Holding Corp.
(a)
.............. 50,041 1,298,063
Garrett Motion, Inc. ................... 104,902 1,102,520
Gentex Corp. ....................... 256,701 5,644,855
Security
Shares
Shares Value
Automobile Components (continued)
Gentherm, Inc.
(a)
..................... 38,817 $ 1,098,133
Goodyear Tire & Rubber Co. (The)
(a)
........ 340,146 3,527,314
LCI Industries ....................... 29,222 2,664,754
Lear Corp. ......................... 62,615 5,947,173
Mobileye Global, Inc. , Class A
(a) (b)
.......... 125,116 2,249,586
Modine Manufacturing Co.
(a)
............. 62,274 6,133,989
Patrick Industries, Inc. ................. 40,661 3,751,790
Phinia, Inc. ......................... 54,080 2,406,019
QuantumScape Corp. , Class A
(a) (b)
......... 545,193 3,663,697
Solid Power, Inc. , Class A
(a) (b)
............. 237,482 520,086
Standard Motor Products, Inc. ............ 29,201 897,055
Visteon Corp.
(a)
...................... 32,459 3,028,425
XPEL, Inc.
(a) (b) (c)
...................... 27,067 971,705
90,510,788
Automobiles — 1.7%
Ford Motor Co. ...................... 4,579,680 49,689,528
General Motors Co. ................... 1,121,704 55,199,054
Harley-Davidson, Inc. .................. 135,060 3,187,416
Lucid Group, Inc.
(a) (b)
................... 1,424,532 3,005,763
Rivian Automotive, Inc. , Class A
(a) (b)
......... 975,733 13,406,571
Tesla, Inc.
(a)
......................... 3,286,306 1,043,927,964
Thor Industries, Inc. ................... 62,804 5,577,623
Winnebago Industries, Inc. .............. 34,907 1,012,303
1,175,006,222
Banks — 3.9%
1st Source Corp. ..................... 25,308 1,570,868
Amalgamated Financial Corp. ............ 30,891 963,799
Amerant Bancorp, Inc. , Class A ........... 72,454 1,320,836
Ameris Bancorp ...................... 72,655 4,700,779
Arrow Financial Corp. .................. 33,353 881,186
Associated Banc-Corp. ................. 233,397 5,692,553
Atlantic Union Bankshares Corp. .......... 173,926 5,440,405
Axos Financial, Inc.
(a)
.................. 61,426 4,670,833
Banc of California, Inc. ................. 192,752 2,708,166
BancFirst Corp. ...................... 24,767 3,061,697
Bancorp, Inc. (The)
(a) (b)
................. 56,401 3,213,165
Bank First Corp. ..................... 10,413 1,225,089
Bank of America Corp. ................. 7,676,256 363,240,434
Bank of Hawaii Corp. .................. 40,870 2,759,951
Bank of Marin Bancorp ................. 32,295 737,618
Bank OZK ......................... 124,930 5,879,206
BankUnited, Inc. ..................... 54,730 1,947,841
Banner Corp. ....................... 32,834 2,106,301
Bar Harbor Bankshares ................ 29,305 877,978
BayCom Corp. ...................... 30,318 840,112
Berkshire Hills Bancorp, Inc. ............. 54,387 1,361,850
BOK Financial Corp. ................... 30,173 2,945,790
Bridgewater Bancshares, Inc.
(a)
........... 57,959 922,128
Brookline Bancorp, Inc. ................. 97,114 1,024,553
Burke & Herbert Financial Services Corp. .... 12,612 753,315
Business First Bancshares, Inc. ........... 44,339 1,092,956
Byline Bancorp, Inc. ................... 51,825 1,385,282
Cadence Bank ...................... 126,472 4,044,575
Camden National Corp. ................ 30,082 1,220,728
Capital City Bank Group, Inc. ............. 18,044 710,031
Capitol Federal Financial, Inc. ............ 140,206 855,257
Carter Bankshares, Inc.
(a) (b)
.............. 49,091 851,238
Cathay General Bancorp ................ 75,891 3,455,317
CB Financial Services, Inc. .............. 27,439 782,012
Citigroup, Inc. ....................... 2,193,040 186,671,565
Citizens Financial Group, Inc. ............ 499,412 22,348,687
City Holding Co. ..................... 14,142 1,731,264
CNB Financial Corp. ................... 38,326 876,132

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Coastal Financial Corp.
(a) (b)
.............. 18,228 $ 1,765,746
Colony Bankcorp, Inc. ................. 75,877 1,249,694
Columbia Banking System, Inc. ........... 257,489 6,020,093
Columbia Financial, Inc.
(a) (b)
.............. 38,653 560,855
Comerica, Inc. ....................... 151,210 9,019,677
Commerce Bancshares, Inc. ............. 153,307 9,531,096
Community Financial System, Inc. ......... 63,227 3,595,720
Community Trust Bancorp, Inc. ........... 21,608 1,143,495
ConnectOne Bancorp, Inc. .............. 87,167 2,018,788
Cullen/Frost Bankers, Inc. ............... 77,026 9,900,922
Customers Bancorp, Inc.
(a)
............... 31,977 1,878,329
CVB Financial Corp. ................... 151,836 3,004,834
Dime Community Bancshares, Inc. ......... 45,853 1,235,280
Eagle Bancorp, Inc. ................... 38,958 758,902
East West Bancorp, Inc. ................ 164,480 16,609,190
Eastern Bankshares, Inc. ............... 263,561 4,024,576
Enterprise Financial Services Corp. ........ 51,556 2,840,736
Equity Bancshares, Inc. , Class A .......... 29,836 1,217,309
Esquire Financial Holdings, Inc. ........... 15,993 1,513,897
Farmers National Banc Corp. ............. 79,614 1,097,877
FB Financial Corp. .................... 53,557 2,426,132
Fifth Third Bancorp ................... 792,369 32,590,137
Financial Institutions, Inc. ............... 36,220 930,130
First Bancorp ....................... 174,235 4,798,502
First Busey Corp. ..................... 125,482 2,871,656
First Citizens BancShares, Inc. , Class A
(b)
.... 12,761 24,966,514
First Commonwealth Financial Corp. ........ 137,224 2,227,146
First Community Bankshares, Inc. ......... 20,191 790,881
First Financial Bancorp ................. 110,198 2,673,403
First Financial Bankshares, Inc. ........... 161,943 5,826,709
First Financial Corp. ................... 20,566 1,114,472
First Foundation, Inc.
(a) (b)
................ 81,846 417,415
First Hawaiian, Inc. ................... 193,336 4,825,667
First Horizon Corp. .................... 623,430 13,216,716
First Interstate BancSystem, Inc. , Class A .... 120,998 3,487,162
First Merchants Corp. .................. 70,150 2,686,745
First Mid Bancshares, Inc. ............... 28,928 1,084,511
First Western Financial, Inc.
(a)
............ 29,294 660,873
Flagstar Financial, Inc. ................. 353,466 3,746,740
Flushing Financial Corp. ................ 50,873 604,371
FNB Corp. ......................... 459,924 6,705,692
Fulton Financial Corp. .................. 170,381 3,073,673
German American Bancorp, Inc. ........... 49,337 1,899,968
Glacier Bancorp, Inc. .................. 142,486 6,138,297
Great Southern Bancorp, Inc. ............. 10,471 615,485
Hancock Whitney Corp. ................ 101,228 5,810,487
HarborOne Bancorp, Inc. ............... 75,379 880,427
Heritage Commerce Corp. ............... 87,073 864,635
Heritage Financial Corp. ................ 33,267 793,085
Hilltop Holdings, Inc. ................... 58,769 1,783,639
Hingham Institution for Savings (The)
(b)
...... 2,445 607,216
Home BancShares, Inc. ................ 240,269 6,838,056
HomeTrust Bancshares, Inc. ............. 25,211 943,144
Hope Bancorp, Inc. ................... 122,819 1,317,848
Horizon Bancorp, Inc. .................. 73,804 1,135,106
Huntington Bancshares, Inc. ............. 1,761,925 29,529,863
Independent Bank Corp. ................ 80,754 4,101,095
International Bancshares Corp. ........... 64,999 4,326,333
John Marshall Bancorp, Inc. ............. 28,766 533,034
JPMorgan Chase & Co. ................ 3,258,762 944,747,691
Kearny Financial Corp. ................. 93,417 603,474
KeyCorp ........................... 1,242,067 21,636,807
Lakeland Financial Corp. ................ 24,962 1,533,915
Live Oak Bancshares, Inc. ............... 41,501 1,236,730
M&T Bank Corp. ..................... 184,940 35,876,511
Security
Shares
Shares Value
Banks (continued)
Mercantile Bank Corp. ................. 20,258 $ 940,174
Metropolitan Bank Holding Corp.
(a) (b)
........ 14,235 996,450
Mid Penn Bancorp, Inc. ................. 30,176 850,963
Midland States Bancorp, Inc. ............. 27,720 480,110
MidWestOne Financial Group, Inc. ......... 31,391 903,119
National Bank Holdings Corp. , Class A ...... 45,037 1,693,842
NB Bancorp, Inc.
(a) (b)
................... 60,434 1,079,351
NBT Bancorp, Inc. .................... 77,673 3,227,313
Nicolet Bankshares, Inc. ................ 16,458 2,032,234
Northeast Bank ...................... 12,050 1,072,330
Northeast Community Bancorp, Inc. ........ 42,098 978,568
Northfield Bancorp, Inc. ................ 45,684 524,452
Northwest Bancshares, Inc. .............. 134,357 1,717,082
Norwood Financial Corp. ................ 24,351 627,769
OceanFirst Financial Corp. .............. 112,567 1,982,305
OFG Bancorp ....................... 34,652 1,483,106
Old National Bancorp .................. 348,185 7,430,268
Old Second Bancorp, Inc. ............... 76,166 1,351,185
Origin Bancorp, Inc. ................... 41,410 1,479,993
Orrstown Financial Services, Inc. .......... 31,507 1,002,868
Pacific Premier Bancorp, Inc. ............. 116,172 2,450,067
Park National Corp. ................... 20,031 3,350,385
Pathward Financial, Inc. ................ 24,964 1,975,152
PCB Bancorp ....................... 44,199 927,295
Peapack-Gladstone Financial Corp. ........ 42,703 1,206,360
Peoples Bancorp, Inc. ................. 55,770 1,703,216
Pinnacle Financial Partners, Inc. ........... 92,773 10,243,067
PNC Financial Services Group, Inc. (The) .... 461,248 85,985,852
Ponce Financial Group, Inc.
(a)
............ 91,680 1,268,851
Popular, Inc. ........................ 81,186 8,947,509
Princeton Bancorp, Inc. ................. 20,702 632,239
Prosperity Bancshares, Inc. .............. 120,187 8,441,935
Provident Financial Services, Inc. .......... 164,758 2,888,208
QCR Holdings, Inc. ................... 28,142 1,910,842
Red River Bancshares, Inc.
(b)
............. 11,611 681,566
Regions Financial Corp. ................ 1,092,395 25,693,130
Renasant Corp. ...................... 98,238 3,529,691
Republic Bancorp, Inc. , Class A ........... 14,058 1,027,780
S&T Bancorp, Inc. .................... 33,660 1,273,021
Seacoast Banking Corp. of Florida ......... 102,452 2,829,724
ServisFirst Bancshares, Inc. ............. 58,214 4,512,167
Shore Bancshares, Inc. ................. 74,813 1,176,060
Simmons First National Corp. , Class A ...... 151,421 2,870,942
SmartFinancial, Inc. ................... 40,382 1,364,104
Sound Financial Bancorp, Inc. ............ 18,315 842,490
South Plains Financial, Inc. .............. 40,307 1,452,664
Southern Missouri Bancorp, Inc. ........... 14,727 806,745
Southside Bancshares, Inc. .............. 32,238 948,764
SouthState Corp. ..................... 114,816 10,566,516
Stellar Bancorp, Inc. ................... 60,317 1,687,670
Stock Yards Bancorp, Inc. ............... 34,773 2,746,372
Synovus Financial Corp. ................ 166,765 8,630,089
Texas Capital Bancshares, Inc.
(a)
.......... 58,371 4,634,657
TFS Financial Corp. ................... 73,097 946,606
Tompkins Financial Corp. ............... 13,969 876,275
Towne Bank ........................ 89,497 3,059,007
TriCo Bancshares .................... 56,057 2,269,748
Triumph Financial, Inc.
(a)
................ 32,060 1,766,827
Truist Financial Corp. .................. 1,572,619 67,606,891
Trustmark Corp. ..................... 60,627 2,210,460
UMB Financial Corp. .................. 80,256 8,439,721
United Bankshares, Inc. ................ 168,672 6,144,721
United Community Banks, Inc. ............ 95,857 2,855,580
Univest Financial Corp. ................. 37,450 1,124,998
US Bancorp ........................ 1,827,732 82,704,873

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Valley National Bancorp ................ 548,253 $ 4,895,899
Veritex Holdings, Inc. .................. 59,000 1,539,900
Virginia National Bankshares Corp. ......... 13,587 502,719
WaFd, Inc. ......................... 88,366 2,587,356
Washington Trust Bancorp, Inc. ........... 27,922 789,634
Webster Financial Corp. ................ 201,604 11,007,578
Wells Fargo & Co. .................... 3,818,078 305,904,409
WesBanco, Inc. ...................... 127,402 4,029,725
Westamerica Bancorp ................. 24,413 1,182,566
Western Alliance Bancorp ............... 130,421 10,170,230
Wintrust Financial Corp. ................ 79,781 9,891,248
WSFS Financial Corp. ................. 59,618 3,278,990
Zions Bancorp NA .................... 178,947 9,294,507
2,707,475,686
Beverages — 1.0%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 11,120 2,121,807
Brown-Forman Corp. , Class A ............ 63,340 1,739,950
Brown-Forman Corp. , Class B, NVS ........ 214,777 5,779,649
Celsius Holdings, Inc.
(a)
................. 188,008 8,721,691
Coca-Cola Co. (The) .................. 4,537,421 321,022,536
Coca-Cola Consolidated, Inc. ............. 66,295 7,401,837
Constellation Brands, Inc. , Class A ......... 179,858 29,259,299
Keurig Dr Pepper, Inc. ................. 1,592,588 52,650,959
MGP Ingredients, Inc. .................. 20,068 601,438
Molson Coors Beverage Co. , Class B ....... 203,299 9,776,649
Monster Beverage Corp.
(a)
............... 818,805 51,289,945
National Beverage Corp.
(a)
............... 27,505 1,189,316
PepsiCo, Inc. ....................... 1,606,322 212,098,757
Primo Brands Corp. , Class A ............. 294,766 8,730,969
Vita Coco Co., Inc. (The)
(a) (b)
............. 48,415 1,747,782
714,132,584
Biotechnology — 2.0%
89bio, Inc.
(a)
........................ 150,674 1,479,619
AbbVie, Inc. ........................ 2,071,295 384,473,778
Abeona Therapeutics, Inc.
(a) (b)
............ 108,672 617,257
Absci Corp.
(a) (b)
...................... 132,650 340,911
ACADIA Pharmaceuticals, Inc.
(a)
........... 145,693 3,142,598
ADMA Biologics, Inc.
(a)
................. 279,004 5,080,663
Agios Pharmaceuticals, Inc.
(a) (b)
........... 70,070 2,330,528
Akebia Therapeutics, Inc.
(a) (b)
............. 328,136 1,194,415
Akero Therapeutics, Inc.
(a) (b)
.............. 89,396 4,770,171
Aldeyra Therapeutics, Inc.
(a) (b)
............. 85,138 326,079
Alkermes plc
(a)
....................... 198,431 5,677,111
Allogene Therapeutics, Inc.
(a) (b)
............ 321,561 363,364
Alnylam Pharmaceuticals, Inc.
(a)
........... 153,374 50,013,728
Altimmune, Inc.
(a) (b)
.................... 112,855 436,749
Amgen, Inc. ........................ 632,013 176,464,350
Amicus Therapeutics, Inc.
(a)
.............. 319,821 1,832,574
AnaptysBio, Inc.
(a) (b)
................... 40,867 907,247
Anavex Life Sciences Corp.
(a) (b)
........... 96,961 893,980
Anika Therapeutics, Inc.
(a)
............... 43,604 461,330
Annexon, Inc.
(a) (b)
..................... 124,828 299,587
Apellis Pharmaceuticals, Inc.
(a)
............ 145,603 2,520,388
Apogee Therapeutics, Inc.
(a)
.............. 39,766 1,727,037
Arbutus Biopharma Corp.
(a) (b)
............. 239,973 741,517
Arcellx, Inc.
(a) (b)
...................... 46,351 3,052,213
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 27,687 360,208
Arcus Biosciences, Inc.
(a)
................ 78,868 641,986
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 138,225 1,937,915
Ardelyx, Inc.
(a) (b)
...................... 280,058 1,097,827
ArriVent Biopharma, Inc.
(a) (b)
.............. 30,166 656,714
Arrowhead Pharmaceuticals, Inc.
(a)
......... 150,161 2,372,544
ARS Pharmaceuticals, Inc.
(a) (b)
............ 73,728 1,286,554
Security
Shares
Shares Value
Biotechnology (continued)
Astria Therapeutics, Inc.
(a) (b)
.............. 64,024 $ 343,169
aTyr Pharma, Inc.
(a) (b)
.................. 132,442 671,481
Aura Biosciences, Inc.
(a) (b)
............... 63,133 395,213
Avidity Biosciences, Inc.
(a) (b)
.............. 148,678 4,222,455
Avita Medical, Inc.
(a) (b)
.................. 40,120 212,235
Beam Therapeutics, Inc.
(a) (b)
.............. 122,616 2,085,698
BioCryst Pharmaceuticals, Inc.
(a)
........... 265,925 2,382,688
Biogen, Inc.
(a)
....................... 172,145 21,619,691
Biohaven Ltd.
(a)
...................... 105,452 1,487,928
BioMarin Pharmaceutical, Inc.
(a)
........... 228,694 12,571,309
Blueprint Medicines Corp.
(a)
.............. 77,693 9,958,689
Bridgebio Pharma, Inc.
(a) (b)
............... 178,607 7,712,250
Capricor Therapeutics, Inc.
(a) (b)
............ 60,345 599,226
CareDx, Inc.
(a)
....................... 68,998 1,348,221
Catalyst Pharmaceuticals, Inc.
(a) (b)
.......... 133,161 2,889,594
Celcuity, Inc.
(a) (b)
...................... 34,087 455,061
Celldex Therapeutics, Inc.
(a) (b)
............. 79,515 1,618,130
CG oncology, Inc.
(a) (b)
.................. 63,963 1,663,038
Cogent Biosciences, Inc.
(a) (b)
............. 153,252 1,100,349
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 76,198 304,792
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 113,879 3,275,160
CRISPR Therapeutics AG
(a) (b)
............. 102,674 4,994,063
Cullinan Therapeutics, Inc.
(a) (b)
............ 65,893 496,174
Cytokinetics, Inc.
(a) (b)
................... 146,619 4,844,292
CytomX Therapeutics, Inc.
(a) (b)
............ 265,574 602,853
Day One Biopharmaceuticals, Inc.
(a)
........ 98,154 638,001
Denali Therapeutics, Inc.
(a) (b)
............. 151,757 2,123,080
Dianthus Therapeutics, Inc.
(a) (b)
............ 29,569 550,870
Disc Medicine, Inc.
(a) (b)
................. 28,255 1,496,385
Dynavax Technologies Corp.
(a)
............ 191,159 1,896,297
Dyne Therapeutics, Inc.
(a) (b)
.............. 101,416 965,480
Emergent BioSolutions, Inc.
(a) (b)
........... 50,650 323,147
Enanta Pharmaceuticals, Inc.
(a)
........... 43,180 326,441
Erasca, Inc.
(a)
....................... 228,095 289,681
Exact Sciences Corp.
(a) (b)
................ 224,465 11,928,070
Exelixis, Inc.
(a)
....................... 323,777 14,270,471
Geron Corp.
(a) (b)
...................... 654,713 923,145
Gilead Sciences, Inc. .................. 1,459,507 161,815,541
GRAIL, Inc.
(a) (b)
...................... 38,860 1,998,181
Halozyme Therapeutics, Inc.
(a) (b)
........... 146,110 7,600,642
Heron Therapeutics, Inc.
(a) (b)
.............. 220,549 456,536
Humacyte, Inc.
(a) (b)
.................... 151,358 316,338
Ideaya Biosciences, Inc.
(a) (b)
.............. 107,309 2,255,635
ImmunityBio, Inc.
(a) (b)
................... 278,223 734,509
Immunome, Inc.
(a) (b)
................... 122,397 1,138,292
Immunovant, Inc.
(a) (b)
................... 122,868 1,965,888
Incyte Corp.
(a)
....................... 190,856 12,997,294
Insmed, Inc.
(a)
....................... 215,081 21,645,752
Intellia Therapeutics, Inc.
(a) (b)
............. 120,216 1,127,626
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 188,096 7,431,673
Iovance Biotherapeutics, Inc.
(a) (b)
........... 268,229 461,354
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 178,360 127,920
iTeos Therapeutics, Inc.
(a)
............... 39,018 389,009
Janux Therapeutics, Inc.
(a)
............... 37,825 873,757
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 48,752 551,141
Keros Therapeutics, Inc.
(a) (b)
.............. 40,558 541,449
Korro Bio, Inc.
(a) (b)
..................... 13,134 164,044
Krystal Biotech, Inc.
(a)
.................. 29,796 4,095,758
Kura Oncology, Inc.
(a)
.................. 97,369 561,819
Kymera Therapeutics, Inc.
(a) (b)
............ 59,737 2,606,923
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 20,376 6,166,593
MannKind Corp.
(a) (b)
................... 420,165 1,571,417
Metsera, Inc.
(a) (b)
..................... 18,092 514,717
MiMedx Group, Inc.
(a)
.................. 139,119 850,017
Mineralys Therapeutics, Inc.
(a) (b)
........... 42,581 576,121

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 56,388 $ 2,869,585
Moderna, Inc.
(a) (b)
..................... 398,366 10,990,918
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 80,642 363,695
Myriad Genetics, Inc.
(a)
................. 113,155 600,853
Natera, Inc.
(a)
....................... 162,011 27,370,138
Neurocrine Biosciences, Inc.
(a)
............ 118,176 14,853,541
Novavax, Inc.
(a) (b)
..................... 223,891 1,410,513
Nurix Therapeutics, Inc.
(a) (b)
.............. 87,090 991,955
Nuvalent, Inc. , Class A
(a) (b)
............... 51,957 3,964,319
ORIC Pharmaceuticals, Inc.
(a)
............ 73,831 749,385
Oruka Therapeutics, Inc.
(b)
............... 41,508 465,305
PDL BioPharma, Inc.
(a) (d)
................ 135,868 1
Praxis Precision Medicines, Inc.
(a)
.......... 27,256 1,146,115
Protagonist Therapeutics, Inc.
(a) (b)
.......... 70,604 3,902,283
Prothena Corp. plc
(a)
................... 47,889 290,686
PTC Therapeutics, Inc.
(a)
................ 93,502 4,566,638
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 377,977 1,912,564
Regeneron Pharmaceuticals, Inc. .......... 122,187 64,148,175
REGENXBIO, Inc.
(a) (b)
.................. 91,160 748,424
Relay Therapeutics, Inc.
(a) (b)
.............. 176,039 609,095
Replimune Group, Inc.
(a) (b)
............... 74,003 687,488
Revolution Medicines, Inc.
(a) (b)
............ 207,401 7,630,283
Rhythm Pharmaceuticals, Inc.
(a)
........... 64,532 4,077,777
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 108,537 265,916
Roivant Sciences Ltd.
(a) (b)
............... 510,430 5,752,546
Sage Therapeutics, Inc.
(a)
............... 71,743 654,296
Sana Biotechnology, Inc.
(a) (b)
............. 154,848 422,735
Sangamo Therapeutics, Inc.
(a) (b)
........... 302,125 163,540
Sarepta Therapeutics, Inc.
(a)
............. 112,059 1,916,209
Savara, Inc.
(a) (b)
...................... 153,844 350,764
Scholar Rock Holding Corp.
(a) (b)
........... 92,011 3,259,030
Soleno Therapeutics, Inc.
(a) (b)
............. 41,666 3,490,777
SpringWorks Therapeutics, Inc.
(a)
.......... 92,694 4,355,691
Spyre Therapeutics, Inc.
(a) (b)
.............. 57,904 866,823
Stoke Therapeutics, Inc.
(a) (b)
.............. 49,684 563,913
Summit Therapeutics, Inc.
(a) (b)
............. 162,689 3,462,022
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 108,708 1,018,050
Taysha Gene Therapies, Inc.
(a) (b)
........... 243,398 562,249
TG Therapeutics, Inc.
(a)
................. 163,040 5,867,810
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 15,907 572,334
Tourmaline Bio, Inc.
(a)
.................. 23,722 379,315
Travere Therapeutics, Inc.
(a)
.............. 103,832 1,536,714
Twist Bioscience Corp.
(a) (b)
............... 78,470 2,886,911
Tyra Biosciences, Inc.
(a) (b)
............... 28,303 270,860
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 138,189 5,024,552
uniQure NV
(a) (b)
...................... 71,014 989,935
United Therapeutics Corp.
(a)
.............. 52,574 15,107,139
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 107,405 506,952
Vaxcyte, Inc.
(a) (b)
...................... 145,157 4,719,054
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 62,961 1,483,361
Veracyte, Inc.
(a) (b)
..................... 94,652 2,558,444
Verastem, Inc.
(a) (b)
..................... 86,151 357,527
Vericel Corp.
(a) (b)
...................... 59,608 2,536,320
Vertex Pharmaceuticals, Inc.
(a)
............ 301,539 134,245,163
Verve Therapeutics, Inc.
(a)
............... 104,885 1,177,859
Viking Therapeutics, Inc.
(a) (b)
.............. 131,985 3,497,603
Vir Biotechnology, Inc.
(a)
................ 122,219 615,984
Viridian Therapeutics, Inc.
(a) (b)
............. 82,908 1,159,054
Xencor, Inc.
(a)
....................... 94,849 745,513
1,390,314,416
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)
................... 11,080,118 2,430,867,088
Dillard's, Inc. , Class A
(b)
................. 3,515 1,468,672
eBay, Inc. .......................... 540,271 40,228,579
Security
Shares
Shares Value
Broadline Retail (continued)
Etsy, Inc.
(a)
......................... 125,497 $ 6,294,929
Groupon, Inc.
(a) (b)
..................... 30,735 1,028,086
Kohl's Corp.
(b)
....................... 136,408 1,156,740
Macy's, Inc. ........................ 328,314 3,828,141
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 72,128 9,505,028
2,494,377,263
Building Products — 0.7%
A O Smith Corp. ..................... 137,001 8,983,156
AAON, Inc. ......................... 78,810 5,812,237
Advanced Drainage Systems, Inc. ......... 82,793 9,509,604
Allegion plc ......................... 97,653 14,073,750
American Woodmark Corp.
(a)
............. 20,378 1,087,574
Apogee Enterprises, Inc. ................ 29,974 1,216,944
Armstrong World Industries, Inc. ........... 51,161 8,310,593
AZEK Co., Inc. (The) , Class A
(a)
........... 172,896 9,396,898
AZZ, Inc. .......................... 33,901 3,202,966
Builders FirstSource, Inc.
(a)
.............. 129,722 15,137,260
Carlisle Cos., Inc. .................... 50,167 18,732,358
Carrier Global Corp. ................... 933,888 68,351,263
CSW Industrials, Inc.
(b)
................. 19,680 5,644,814
Fortune Brands Innovations, Inc. .......... 146,766 7,555,514
Gibraltar Industries, Inc.
(a)
............... 39,363 2,322,417
Griffon Corp. ........................ 48,284 3,494,313
Hayward Holdings, Inc.
(a) (b)
............... 162,701 2,245,274
Insteel Industries, Inc. .................. 23,503 874,547
Janus International Group, Inc.
(a) (b)
......... 174,659 1,421,724
JELD-WEN Holding, Inc.
(a) (b)
.............. 100,276 393,082
Johnson Controls International plc ......... 772,376 81,578,353
Lennox International, Inc. ............... 36,928 21,168,607
Masco Corp. ........................ 245,534 15,802,568
Masterbrand, Inc.
(a)
................... 154,522 1,688,925
Owens Corning ...................... 99,409 13,670,726
Quanex Building Products Corp. ........... 52,240 987,336
Resideo Technologies, Inc.
(a)
............. 170,589 3,763,193
Simpson Manufacturing Co., Inc. .......... 49,134 7,631,002
Tecnoglass, Inc. ...................... 27,105 2,096,843
Trane Technologies plc ................. 261,301 114,295,670
Trex Co., Inc.
(a) (b)
..................... 127,514 6,934,211
UFP Industries, Inc. ................... 72,325 7,186,212
Zurn Elkay Water Solutions Corp. .......... 173,236 6,335,241
470,905,175
Capital Markets — 3.5%
Acadian Asset Management, Inc. .......... 47,892 1,687,714
Affiliated Managers Group, Inc. ........... 33,609 6,613,243
Ameriprise Financial, Inc. ............... 110,533 58,994,778
Ares Management Corp. , Class A .......... 237,449 41,126,167
Artisan Partners Asset Management, Inc. , Class
A ............................. 84,162 3,730,901
Bank of New York Mellon Corp. (The) ....... 838,202 76,368,584
BGC Group, Inc. , Class A ............... 464,690 4,753,779
BlackRock, Inc.
(e)
..................... 170,845 179,259,116
Blackstone, Inc. , Class A ................ 858,246 128,376,437
Blue Owl Capital, Inc. , Class A ............ 685,162 13,161,962
Bridge Investment Group Holdings, Inc. , Class A 69,835 699,048
Carlyle Group, Inc. (The) ................ 257,962 13,259,247
CBOE Global Markets, Inc. .............. 122,425 28,550,734
Charles Schwab Corp. (The) ............. 2,001,868 182,650,436
CME Group, Inc. , Class A ............... 422,850 116,545,917
Cohen & Steers, Inc. .................. 34,388 2,591,136
Coinbase Global, Inc. , Class A
(a)
........... 248,225 87,000,380
Diamond Hill Investment Group, Inc. ........ 6,489 942,917
DigitalBridge Group, Inc. , Class A
(b)
......... 198,631 2,055,831
Donnelley Financial Solutions, Inc.
(a)
........ 30,910 1,905,601

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Evercore, Inc. , Class A ................. 41,501 $ 11,206,100
FactSet Research Systems, Inc. ........... 44,046 19,700,895
Federated Hermes, Inc. , Class B, NVS ...... 95,541 4,234,377
Franklin Resources, Inc. ................ 356,540 8,503,479
Galaxy Digital, Inc. , Class A
(a) (b)
........... 192,701 4,220,152
GCM Grosvenor, Inc. , Class A ............ 73,757 852,631
Goldman Sachs Group, Inc. (The) ......... 359,149 254,187,705
Hamilton Lane, Inc. , Class A ............. 51,955 7,383,845
Houlihan Lokey, Inc. , Class A ............. 62,726 11,287,544
Interactive Brokers Group, Inc. , Class A ...... 508,557 28,179,143
Intercontinental Exchange, Inc. ........... 673,588 123,583,190
Invesco Ltd. ........................ 527,561 8,319,637
Janus Henderson Group plc ............. 154,123 5,986,137
Jefferies Financial Group, Inc. ............ 191,773 10,488,065
KKR & Co., Inc. ...................... 793,394 105,545,204
Lazard, Inc. ........................ 133,430 6,401,971
LPL Financial Holdings, Inc. .............. 93,921 35,217,557
MarketAxess Holdings, Inc. .............. 43,636 9,745,664
Moelis & Co. , Class A .................. 67,479 4,205,291
Moody's Corp. ....................... 181,396 90,986,420
Morgan Stanley ...................... 1,447,886 203,949,222
Morningstar, Inc. ..................... 31,896 10,013,111
MSCI, Inc. ......................... 90,296 52,077,315
Nasdaq, Inc. ........................ 487,297 43,574,098
Northern Trust Corp. ................... 224,105 28,414,273
Open Lending Corp. , Class A
(a) (b)
.......... 112,907 219,040
P10, Inc. , Class A .................... 80,241 820,063
Perella Weinberg Partners , Class C ........ 75,594 1,468,035
Piper Sandler Cos. .................... 20,023 5,565,193
PJT Partners, Inc. , Class A .............. 29,250 4,826,542
Raymond James Financial, Inc. ........... 214,281 32,864,277
Robinhood Markets, Inc. , Class A
(a) (b)
........ 838,159 78,476,827
S&P Global, Inc. ..................... 369,066 194,604,811
SEI Investments Co. ................... 111,157 9,988,568
State Street Corp. .................... 330,940 35,192,160
StepStone Group, Inc. , Class A ........... 82,997 4,606,334
Stifel Financial Corp. .................. 118,004 12,246,455
StoneX Group, Inc.
(a)
.................. 49,268 4,490,286
T. Rowe Price Group, Inc. ............... 254,787 24,586,945
TPG, Inc. , Class A .................... 158,002 8,287,205
Tradeweb Markets, Inc. , Class A ........... 136,614 20,000,290
Victory Capital Holdings, Inc. , Class A ....... 59,462 3,785,946
Virtu Financial, Inc. , Class A .............. 96,338 4,314,979
Virtus Investment Partners, Inc. ........... 9,190 1,667,066
WisdomTree, Inc. ..................... 163,858 1,886,006
2,488,433,982
Chemicals — 1.2%
AdvanSix, Inc. ....................... 31,880 757,150
Air Products & Chemicals, Inc. ............ 260,206 73,393,704
Albemarle Corp. ..................... 138,433 8,675,596
Ashland, Inc. ........................ 58,397 2,936,201
Aspen Aerogels, Inc.
(a) (b)
................ 74,184 439,169
Avient Corp. ........................ 111,485 3,602,080
Axalta Coating Systems Ltd.
(a)
............ 255,355 7,581,490
Balchem Corp. ...................... 39,220 6,243,824
Cabot Corp. ........................ 64,880 4,866,000
Celanese Corp. ...................... 129,644 7,173,203
CF Industries Holdings, Inc. .............. 190,911 17,563,812
Chemours Co. (The) ................... 175,273 2,006,876
Corteva, Inc. ........................ 805,870 60,061,491
Dow, Inc. .......................... 840,555 22,257,896
DuPont de Nemours, Inc. ............... 488,650 33,516,504
Eastman Chemical Co. ................. 133,757 9,986,298
Ecolab, Inc. ........................ 295,993 79,752,354
Security
Shares
Shares Value
Chemicals (continued)
Ecovyst, Inc.
(a) (b)
...................... 141,541 $ 1,164,882
Element Solutions, Inc. ................. 260,821 5,907,596
Flotek Industries, Inc.
(a) (b)
................ 44,662 659,211
FMC Corp. ......................... 147,170 6,144,348
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 59,640 670,950
Hawkins, Inc. ....................... 20,910 2,971,311
HB Fuller Co. ....................... 73,873 4,443,461
Huntsman Corp. ..................... 205,278 2,138,997
Ingevity Corp.
(a)
...................... 40,896 1,762,209
Innospec, Inc. ....................... 30,443 2,559,952
International Flavors & Fragrances, Inc. ...... 299,319 22,014,912
Koppers Holdings, Inc. ................. 23,975 770,796
Linde plc .......................... 550,569 258,315,963
LSB Industries, Inc.
(a) (b)
................. 79,357 618,985
LyondellBasell Industries NV , Class A ....... 302,704 17,514,453
Mativ Holdings, Inc. ................... 60,076 409,718
Minerals Technologies, Inc. .............. 41,298 2,274,281
Mosaic Co. (The) ..................... 371,280 13,544,294
NewMarket Corp. ..................... 8,763 6,054,006
Olin Corp. .......................... 143,241 2,877,712
Orion SA .......................... 71,493 749,962
Perimeter Solutions, Inc.
(a)
............... 170,649 2,375,434
PPG Industries, Inc. ................... 267,383 30,414,816
PureCycle Technologies, Inc.
(a) (b)
........... 186,502 2,555,077
Quaker Chemical Corp. ................ 17,257 1,931,749
RPM International, Inc. ................. 147,918 16,247,313
Scotts Miracle-Gro Co. (The) ............. 54,278 3,580,177
Sensient Technologies Corp. ............. 49,249 4,852,011
Sherwin-Williams Co. (The) .............. 270,311 92,813,985
Stepan Co. ......................... 26,841 1,464,982
Trinseo plc ......................... 62,769 195,839
Tronox Holdings plc ................... 142,567 722,815
Westlake Corp. ...................... 39,147 2,972,432
854,508,277
Commercial Services & Supplies — 0.7%
ABM Industries, Inc. ................... 75,533 3,565,913
ACCO Brands Corp. ................... 115,422 413,211
ACV Auctions, Inc. , Class A
(a) (b)
............ 218,998 3,552,148
Brady Corp. , Class A, NVS .............. 50,599 3,439,214
BrightView Holdings, Inc.
(a) (b)
............. 82,998 1,381,917
Brink's Co. (The) ..................... 51,163 4,568,344
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 71,966 8,303,437
CECO Environmental Corp.
(a) (b)
........... 39,320 1,113,149
Cimpress plc
(a) (b)
..................... 21,826 1,025,822
Cintas Corp. ........................ 400,018 89,152,012
Clean Harbors, Inc.
(a)
.................. 58,387 13,497,907
Copart, Inc.
(a)
....................... 1,028,587 50,472,764
CoreCivic, Inc.
(a)
..................... 126,872 2,673,193
Deluxe Corp. ........................ 52,647 837,614
Driven Brands Holdings, Inc.
(a) (b)
........... 73,222 1,285,778
Ennis, Inc. ......................... 30,679 556,517
Enviri Corp.
(a) (b)
...................... 91,376 793,144
GEO Group, Inc. (The)
(a)
................ 165,515 3,964,084
Healthcare Services Group, Inc.
(a)
.......... 83,802 1,259,544
HNI Corp. .......................... 56,837 2,795,244
Interface, Inc.
(b)
...................... 76,209 1,595,054
Liquidity Services, Inc.
(a) (b)
............... 38,805 915,410
MillerKnoll, Inc. ...................... 89,179 1,731,856
Montrose Environmental Group, Inc.
(a) (b)
...... 38,373 839,985
MSA Safety, Inc. ..................... 47,122 7,894,349
OPENLANE, Inc.
(a)
.................... 137,543 3,362,926
RB Global, Inc. ...................... 218,627 23,216,001
Republic Services, Inc. ................. 237,710 58,621,663
Rollins, Inc. ......................... 332,144 18,739,564

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Steelcase, Inc. , Class A ................ 113,485 $ 1,183,649
Tetra Tech, Inc. ...................... 317,962 11,433,913
UniFirst Corp. ....................... 17,168 3,231,361
Veralto Corp. ........................ 288,334 29,107,317
Vestis Corp. ........................ 152,274 872,530
VSE Corp.
(b)
........................ 22,300 2,920,854
Waste Management, Inc. ................ 427,197 97,751,218
458,068,606
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(a)
............... 87,412 784,086
Applied Optoelectronics, Inc.
(a) (b)
........... 54,358 1,396,457
Arista Networks, Inc.
(a)
................. 1,209,340 123,727,575
Aviat Networks, Inc.
(a) (b)
................. 17,378 417,941
Calix, Inc.
(a)
......................... 71,539 3,805,159
Ciena Corp.
(a)
....................... 169,083 13,751,520
Cisco Systems, Inc. ................... 4,668,384 323,892,482
Clearfield, Inc.
(a)
...................... 19,279 836,901
CommScope Holding Co., Inc.
(a)
........... 237,056 1,962,824
Digi International, Inc.
(a)
................. 50,974 1,776,954
Extreme Networks, Inc.
(a)
................ 169,878 3,049,310
F5, Inc.
(a)
.......................... 67,279 19,801,555
Harmonic, Inc.
(a)
...................... 131,094 1,241,460
Juniper Networks, Inc. ................. 382,604 15,277,378
Lumentum Holdings, Inc.
(a) (b)
............. 83,629 7,949,773
Motorola Solutions, Inc. ................ 194,547 81,799,232
NETGEAR, Inc.
(a)
..................... 40,171 1,167,771
NetScout Systems, Inc.
(a)
............... 97,351 2,415,278
Ribbon Communications, Inc.
(a)
........... 185,307 743,081
Ubiquiti, Inc. ........................ 4,833 1,989,505
Viasat, Inc.
(a) (b)
....................... 89,751 1,310,365
Viavi Solutions, Inc.
(a) (b)
................. 261,561 2,633,919
611,730,526
Construction & Engineering — 0.3%
AECOM ........................... 153,222 17,292,635
Ameresco, Inc. , Class A
(a) (b)
.............. 43,052 653,960
API Group Corp.
(a)
.................... 287,841 14,694,283
Arcosa, Inc. ........................ 56,592 4,907,092
Argan, Inc. ......................... 15,094 3,327,925
Centuri Holdings, Inc.
(a)
................. 32,448 728,133
Comfort Systems USA, Inc. .............. 41,267 22,127,778
Construction Partners, Inc. , Class A
(a) (b)
...... 56,252 5,978,463
Dycom Industries, Inc.
(a)
................ 34,452 8,419,724
EMCOR Group, Inc. ................... 52,055 27,843,699
Everus Construction Group, Inc.
(a)
.......... 59,836 3,801,381
Fluor Corp.
(a)
........................ 196,958 10,098,037
Granite Construction, Inc. ............... 55,074 5,149,970
Great Lakes Dredge & Dock Corp.
(a)
........ 106,879 1,302,855
IES Holdings, Inc.
(a) (b)
.................. 9,431 2,793,745
Limbach Holdings, Inc.
(a) (b)
............... 11,619 1,627,822
MasTec, Inc.
(a) (b)
...................... 72,533 12,361,799
MYR Group, Inc.
(a)
.................... 19,631 3,562,045
NWPX Infrastructure, Inc.
(a)
.............. 16,558 679,044
Orion Group Holdings, Inc.
(a) (b)
............ 53,112 481,726
Primoris Services Corp. ................ 64,575 5,032,975
Quanta Services, Inc. .................. 173,836 65,723,915
Sterling Infrastructure, Inc.
(a) (b)
............ 35,975 8,300,512
Tutor Perini Corp.
(a)
................... 59,145 2,766,803
Valmont Industries, Inc. ................. 23,216 7,581,649
WillScot Holdings Corp. ................ 222,126 6,086,252
243,324,222
Construction Materials — 0.2%
CRH plc ........................... 791,943 72,700,367
Eagle Materials, Inc. ................... 39,581 7,999,716
Security
Shares
Shares Value
Construction Materials (continued)
Knife River Corp.
(a)
.................... 67,073 $ 5,475,840
Martin Marietta Materials, Inc. ............ 70,937 38,941,575
United States Lime & Minerals, Inc. ......... 14,325 1,429,635
Vulcan Materials Co. .................. 155,696 40,608,631
167,155,764
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 325,840 12,691,468
American Express Co. ................. 649,327 207,122,327
Bread Financial Holdings, Inc. ............ 45,918 2,622,836
Capital One Financial Corp. .............. 748,521 159,255,328
Credit Acceptance Corp.
(a) (b)
.............. 7,867 4,007,686
Dave, Inc. , Class A
(a) (b)
................. 9,559 2,565,731
Encore Capital Group, Inc.
(a)
............. 27,585 1,067,815
Enova International, Inc.
(a)
............... 32,008 3,569,532
EZCORP, Inc. , Class A, NVS
(a) (b)
........... 62,020 860,838
FirstCash Holdings, Inc. ................ 46,269 6,252,793
Green Dot Corp. , Class A
(a)
.............. 72,254 778,898
LendingClub Corp.
(a)
................... 128,546 1,546,408
LendingTree, Inc.
(a)
.................... 14,463 536,143
Navient Corp. ....................... 110,159 1,553,242
Nelnet, Inc. , Class A ................... 20,840 2,524,141
NerdWallet, Inc. , Class A
(a) (b)
............. 62,817 689,103
OneMain Holdings, Inc. ................. 142,073 8,098,161
PRA Group, Inc.
(a)
.................... 51,820 764,345
PROG Holdings, Inc. .................. 55,774 1,636,967
SLM Corp. ......................... 251,022 8,231,011
SoFi Technologies, Inc.
(a) (b)
.............. 1,312,983 23,909,420
Synchrony Financial ................... 444,723 29,680,813
Upstart Holdings, Inc.
(a) (b)
................ 99,497 6,435,466
World Acceptance Corp.
(a) (b)
.............. 3,884 641,326
487,041,798
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. , Class A ............ 465,316 10,008,947
Andersons, Inc. (The) .................. 38,073 1,399,183
BJ's Wholesale Club Holdings, Inc.
(a)
........ 154,412 16,650,246
Casey's General Stores, Inc. ............. 43,688 22,292,676
Chefs' Warehouse, Inc. (The)
(a)
........... 46,417 2,961,869
Costco Wholesale Corp. ................ 520,159 514,926,200
Dollar General Corp. .................. 258,801 29,601,658
Dollar Tree, Inc.
(a)
..................... 233,627 23,138,418
Grocery Outlet Holding Corp.
(a) (b)
........... 104,697 1,300,337
Ingles Markets, Inc. , Class A ............. 17,112 1,084,559
Kroger Co. (The) ..................... 717,359 51,456,161
Maplebear, Inc.
(a) (b)
.................... 194,257 8,788,187
Natural Grocers by Vitamin Cottage, Inc. ..... 14,059 551,816
Performance Food Group Co.
(a)
........... 185,369 16,214,226
PriceSmart, Inc. ...................... 30,704 3,225,148
SpartanNash Co. ..................... 49,226 1,303,997
Sprouts Farmers Market, Inc.
(a)
............ 115,924 19,085,727
Sysco Corp. ........................ 572,656 43,372,965
Target Corp. ........................ 532,739 52,554,702
United Natural Foods, Inc.
(a)
.............. 66,879 1,558,950
US Foods Holding Corp.
(a)
............... 271,822 20,933,012
Walgreens Boots Alliance, Inc. ............ 846,481 9,717,602
Walmart, Inc. ........................ 5,068,273 495,575,734
Weis Markets, Inc. .................... 19,559 1,417,832
1,349,120,152
Containers & Packaging — 0.3%
Amcor plc .......................... 2,687,123 24,694,660
AptarGroup, Inc. ..................... 76,699 11,998,025
Avery Dennison Corp. .................. 91,861 16,118,850
Ball Corp. .......................... 329,690 18,492,312
Crown Holdings, Inc. .................. 134,682 13,869,552

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Graphic Packaging Holding Co. ........... 352,542 $ 7,428,060
Greif, Inc. , Class A, NVS ................ 28,069 1,824,204
Greif, Inc. , Class B .................... 10,340 713,564
International Paper Co. ................. 619,036 28,989,456
Myers Industries, Inc. .................. 48,909 708,691
O-I Glass, Inc.
(a) (b)
..................... 177,295 2,613,328
Packaging Corp. of America ............. 105,149 19,815,329
Sealed Air Corp. ..................... 150,300 4,663,809
Silgan Holdings, Inc. ................... 96,594 5,233,463
Smurfit WestRock plc .................. 579,867 25,021,261
Sonoco Products Co. .................. 112,339 4,893,487
TriMas Corp. ........................ 52,723 1,508,405
188,586,456
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 23,338 517,637
Genuine Parts Co. .................... 163,560 19,841,464
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 33,343 659,524
LKQ Corp. ......................... 295,192 10,925,056
Pool Corp. ......................... 44,890 13,084,537
45,028,218
Diversified Consumer Services — 0.1%
ADT, Inc. .......................... 471,793 3,996,087
Adtalem Global Education, Inc.
(a)
.......... 42,873 5,454,732
American Public Education, Inc.
(a)
.......... 32,330 984,772
Bright Horizons Family Solutions, Inc.
(a)
...... 68,450 8,459,735
Carriage Services, Inc. ................. 20,588 941,695
Coursera, Inc.
(a)
...................... 142,793 1,250,867
Duolingo, Inc. , Class A
(a)
................ 46,123 18,911,352
Frontdoor, Inc.
(a)
...................... 88,719 5,229,098
Graham Holdings Co. , Class B ............ 3,708 3,508,398
Grand Canyon Education, Inc.
(a)
........... 33,605 6,351,345
H&R Block, Inc. ...................... 158,195 8,683,324
KinderCare Learning Cos., Inc.
(a)
.......... 53,124 536,552
Laureate Education, Inc.
(a)
............... 165,060 3,859,103
Lincoln Educational Services Corp.
(a) (b)
....... 28,764 663,010
Matthews International Corp. , Class A ....... 42,028 1,004,889
Mister Car Wash, Inc.
(a) (b)
................ 142,563 856,804
OneSpaWorld Holdings Ltd. .............. 124,721 2,543,061
Perdoceo Education Corp. ............... 66,393 2,170,387
Service Corp. International .............. 168,564 13,721,110
Strategic Education, Inc. ................ 28,313 2,410,286
Stride, Inc.
(a)
........................ 49,740 7,221,751
Udemy, Inc.
(a)
....................... 113,636 798,861
Universal Technical Institute, Inc.
(a)
......... 49,218 1,667,998
101,225,217
Diversified REITs — 0.0%
Alexander & Baldwin, Inc. ............... 130,114 2,319,933
American Assets Trust, Inc. .............. 60,750 1,199,812
Armada Hoffler Properties, Inc. ........... 124,764 857,129
Broadstone Net Lease, Inc. .............. 225,150 3,613,657
CTO Realty Growth, Inc. ................ 33,525 578,641
Essential Properties Realty Trust, Inc. ....... 221,161 7,057,248
Gladstone Commercial Corp. ............. 60,836 871,780
Global Net Lease, Inc. ................. 227,093 1,714,552
One Liberty Properties, Inc. .............. 37,520 895,227
WP Carey, Inc. ...................... 259,549 16,190,667
35,298,646
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a) (b)
...................... 23,632 606,161
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 225,704 10,547,148
AT&T, Inc. .......................... 8,430,862 243,989,146
ATN International, Inc. ................. 21,118 343,168
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Bandwidth, Inc. , Class A
(a)
............... 28,975 $ 460,703
Cogent Communications Holdings, Inc. ...... 49,957 2,408,427
Frontier Communications Parent, Inc.
(a)
...... 266,864 9,713,850
Globalstar, Inc.
(a) (b)
.................... 58,005 1,366,018
IDT Corp. , Class B .................... 23,419 1,599,986
Iridium Communications, Inc. ............. 136,237 4,110,270
Liberty Global Ltd. , Class A
(a)
............. 169,875 1,700,449
Liberty Global Ltd. , Class C, NVS
(a) (b)
........ 221,034 2,278,860
Liberty Latin America Ltd. , Class A
(a)
........ 61,548 375,443
Liberty Latin America Ltd. , Class C, NVS
(a)
.... 136,347 848,078
Lumen Technologies, Inc.
(a) (b)
............. 1,204,585 5,276,082
Shenandoah Telecommunications Co. ....... 65,346 892,626
Verizon Communications, Inc. ............ 4,938,012 213,667,779
500,184,194
Electric Utilities — 1.4%
ALLETE, Inc. ....................... 71,675 4,592,217
Alliant Energy Corp. ................... 309,265 18,701,255
American Electric Power Co., Inc. .......... 625,314 64,882,581
Constellation Energy Corp. .............. 366,890 118,417,416
Duke Energy Corp. ................... 903,951 106,666,218
Edison International ................... 453,502 23,400,703
Entergy Corp. ....................... 522,947 43,467,355
Evergy, Inc. ......................... 259,208 17,867,207
Eversource Energy ................... 430,580 27,393,500
Exelon Corp. ........................ 1,175,539 51,041,903
FirstEnergy Corp. .................... 608,581 24,501,471
Genie Energy Ltd. , Class B .............. 22,524 605,445
Hawaiian Electric Industries, Inc.
(a)
......... 215,686 2,292,742
IDACORP, Inc. ...................... 64,033 7,392,610
MGE Energy, Inc. ..................... 42,491 3,757,904
NextEra Energy, Inc. .................. 2,413,091 167,516,777
NRG Energy, Inc. ..................... 229,581 36,866,117
OGE Energy Corp. .................... 251,596 11,165,831
Oklo, Inc.
(a) (b)
........................ 106,560 5,966,294
Otter Tail Corp. ...................... 49,092 3,784,502
PG&E Corp. ........................ 2,572,018 35,853,931
Pinnacle West Capital Corp. ............. 137,693 12,319,393
Portland General Electric Co. ............. 111,557 4,532,561
PPL Corp. ......................... 895,943 30,363,508
Southern Co. (The) ................... 1,291,513 118,599,639
TXNM Energy, Inc. .................... 107,500 6,054,400
Xcel Energy, Inc. ..................... 669,940 45,622,914
993,626,394
Electrical Equipment — 1.0%
Acuity, Inc. ......................... 35,886 10,706,229
Allient, Inc. ......................... 22,173 805,102
American Superconductor Corp.
(a) (b)
........ 50,074 1,837,215
AMETEK, Inc. ....................... 268,639 48,612,913
Array Technologies, Inc.
(a) (b)
.............. 165,461 976,220
Atkore, Inc. ......................... 43,946 3,100,390
Bloom Energy Corp. , Class A
(a) (b)
.......... 242,085 5,790,673
ChargePoint Holdings, Inc. , Class A
(a) (b)
...... 624,757 439,392
Eaton Corp. plc ...................... 458,374 163,634,934
Emerson Electric Co. .................. 661,291 88,169,929
EnerSys ........................... 45,787 3,927,151
Enovix Corp.
(a) (b)
...................... 213,650 2,209,141
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 292,289 1,496,520
Fluence Energy, Inc. , Class A
(a) (b)
.......... 68,228 457,810
GE Vernova, Inc. ..................... 320,466 169,574,584
Generac Holdings, Inc.
(a) (b)
............... 71,435 10,230,206
GrafTech International Ltd.
(a) (b)
............ 249,801 242,957
Hubbell, Inc. ........................ 62,076 25,352,459
KULR Technology Group, Inc.
(a) (b)
.......... 73,390 523,273

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
LSI Industries, Inc. .................... 34,956 $ 594,602
NEXTracker, Inc. , Class A
(a) (b)
............. 167,334 9,097,950
NuScale Power Corp. , Class A
(a) (b)
.......... 142,495 5,637,102
nVent Electric plc ..................... 196,536 14,396,262
Plug Power, Inc.
(a) (b)
................... 1,325,421 1,974,877
Powell Industries, Inc.
(b)
................ 10,720 2,256,024
Preformed Line Products Co. ............. 3,377 539,678
Regal Rexnord Corp. .................. 76,437 11,080,308
Rockwell Automation, Inc. ............... 132,478 44,005,217
Sensata Technologies Holding plc .......... 177,355 5,340,159
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 200,115 850,489
Sunrun, Inc.
(a) (b)
...................... 268,857 2,199,250
Thermon Group Holdings, Inc.
(a)
........... 39,704 1,114,888
Vertiv Holdings Co. , Class A ............. 445,820 57,247,746
Vicor Corp.
(a)
........................ 28,651 1,299,609
695,721,259
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc.
(b)
......... 43,945 5,822,712
Aeva Technologies, Inc.
(a) (b)
.............. 38,630 1,459,828
Amphenol Corp. , Class A ............... 1,419,031 140,129,311
Arlo Technologies, Inc.
(a)
................ 131,075 2,223,032
Arrow Electronics, Inc.
(a) (b)
............... 58,781 7,490,463
Avnet, Inc. ......................... 87,855 4,663,343
Badger Meter, Inc. .................... 33,662 8,245,507
Bel Fuse, Inc. , Class B, NVS
(b)
............ 16,665 1,628,004
Belden, Inc. ........................ 48,881 5,660,420
Benchmark Electronics, Inc. ............. 47,269 1,835,455
CDW Corp. ......................... 156,547 27,957,729
Cognex Corp. ....................... 206,824 6,560,457
Coherent Corp.
(a)
..................... 184,503 16,459,513
Corning, Inc. ........................ 902,879 47,482,407
Crane NXT Co. ...................... 60,574 3,264,939
CTS Corp. ......................... 43,953 1,872,837
Daktronics, Inc.
(a) (b)
.................... 63,624 961,995
ePlus, Inc.
(a)
........................ 31,144 2,245,482
Evolv Technologies Holdings, Inc.
(a) (b)
....... 113,508 708,290
Fabrinet
(a) (b)
......................... 42,686 12,578,710
FARO Technologies, Inc.
(a)
............... 23,795 1,045,076
Flex Ltd.
(a)
.......................... 447,257 22,327,069
Insight Enterprises, Inc.
(a) (b)
.............. 32,188 4,444,680
IPG Photonics Corp.
(a)
................. 37,627 2,583,094
Itron, Inc.
(a)
......................... 52,182 6,868,717
Jabil, Inc. .......................... 125,338 27,336,218
Keysight Technologies, Inc.
(a) (b)
............ 203,339 33,319,129
Kimball Electronics, Inc.
(a)
............... 33,223 638,878
Knowles Corp.
(a)
..................... 118,973 2,096,304
Littelfuse, Inc. ....................... 29,597 6,710,528
Methode Electronics, Inc. ............... 41,822 397,727
MicroVision, Inc.
(a) (b)
................... 314,765 358,832
Mirion Technologies, Inc. , Class A
(a) (b)
....... 246,312 5,303,097
Napco Security Technologies, Inc. ......... 43,819 1,300,986
nLight, Inc.
(a) (b)
....................... 73,776 1,451,912
Novanta, Inc.
(a)
...................... 42,359 5,461,346
OSI Systems, Inc.
(a) (b)
.................. 18,877 4,244,682
Ouster, Inc. , Class A
(a) (b)
................ 63,809 1,547,368
PAR Technology Corp.
(a) (b)
............... 52,310 3,628,745
PC Connection, Inc. ................... 18,941 1,245,939
Plexus Corp.
(a)
....................... 31,007 4,195,557
Powerfleet, Inc.
(a) (b)
.................... 129,074 556,309
Ralliant Corp.
(a)
...................... 133,593 6,477,924
Red Cat Holdings, Inc.
(a) (b)
............... 81,548 593,669
Rogers Corp.
(a)
...................... 20,472 1,401,923
Sanmina Corp.
(a)
..................... 65,190 6,377,538
ScanSource, Inc.
(a)
.................... 26,573 1,111,017
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
SmartRent, Inc. , Class A
(a) (b)
.............. 284,612 $ 281,766
TD SYNNEX Corp. .................... 89,207 12,105,390
TE Connectivity plc ................... 344,504 58,107,490
Teledyne Technologies, Inc.
(a)
............. 54,292 27,814,335
Trimble, Inc.
(a)
....................... 280,340 21,300,233
TTM Technologies, Inc.
(a)
................ 117,479 4,795,493
Vishay Intertechnology, Inc. .............. 134,925 2,142,609
Vishay Precision Group, Inc.
(a) (b)
........... 18,075 507,907
Vontier Corp. ........................ 175,125 6,462,112
Vuzix Corp.
(a) (b)
...................... 188,793 551,276
Zebra Technologies Corp. , Class A
(a)
........ 60,669 18,707,893
605,051,202
Energy Equipment & Services — 0.3%
Archrock, Inc. ....................... 208,019 5,165,112
Aris Water Solutions, Inc. , Class A ......... 31,406 742,752
Atlas Energy Solutions, Inc. .............. 83,956 1,122,492
Baker Hughes Co. , Class A .............. 1,158,373 44,412,021
Bristow Group, Inc.
(a)
.................. 30,795 1,015,311
Cactus, Inc. , Class A .................. 85,795 3,750,957
ChampionX Corp. .................... 230,825 5,733,693
Core Laboratories, Inc.
(b)
................ 65,596 755,666
Expro Group Holdings NV
(a) (b)
............. 138,571 1,190,325
Halliburton Co. ...................... 1,015,784 20,701,678
Helix Energy Solutions Group, Inc.
(a) (b)
....... 187,939 1,172,739
Helmerich & Payne, Inc. ................ 121,067 1,835,376
Innovex International, Inc.
(a) (b)
............. 40,037 625,378
Kodiak Gas Services, Inc. ............... 47,611 1,631,629
Liberty Energy, Inc. , Class A ............. 192,211 2,206,582
Nabors Industries Ltd.
(a) (b)
............... 12,662 354,789
Noble Corp. plc ...................... 152,837 4,057,822
NOV, Inc. .......................... 472,288 5,870,540
Oceaneering International, Inc.
(a)
.......... 124,060 2,570,523
Oil States International, Inc.
(a)
............. 81,302 435,779
Patterson-UTI Energy, Inc. .............. 435,001 2,579,556
ProPetro Holding Corp.
(a)
................ 95,248 568,631
RPC, Inc. .......................... 95,967 453,924
Schlumberger NV .................... 1,591,862 53,804,936
SEACOR Marine Holdings, Inc.
(a)
.......... 52,534 267,923
Seadrill Ltd.
(a) (b)
...................... 76,503 2,008,204
Select Water Solutions, Inc. , Class A ........ 115,159 994,974
Solaris Energy Infrastructure, Inc. , Class A .... 38,111 1,078,160
TechnipFMC plc ...................... 503,980 17,357,071
TETRA Technologies, Inc.
(a) (b)
............. 154,681 519,728
Tidewater, Inc.
(a)
..................... 55,326 2,552,188
Transocean Ltd.
(a) (b)
................... 979,134 2,535,957
Valaris Ltd.
(a) (b)
....................... 76,441 3,218,931
Weatherford International plc ............. 83,433 4,197,514
197,488,861
Entertainment — 1.8%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 530,449 1,644,392
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 14,462 711,675
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
49,242 2,303,048
Cinemark Holdings, Inc. ................ 126,955 3,831,502
Electronic Arts, Inc. ................... 266,470 42,555,259
Eventbrite, Inc. , Class A
(a)
............... 116,377 306,071
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 28,157 2,673,789
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 258,109 26,972,390
Liberty Media Corp.-Liberty Live , Class A
(a)
.... 31,835 2,530,246
Liberty Media Corp.-Liberty Live , Class C, NVS
(a)
55,758 4,525,319
Lionsgate Studios Corp.
(a)
............... 239,079 1,389,049
Live Nation Entertainment, Inc.
(a) (b)
......... 185,899 28,122,801

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Madison Square Garden Entertainment Corp.
(a) (b)
54,109 $ 2,162,737
Madison Square Garden Sports Corp.
(a)
...... 19,319 4,036,705
Marcus Corp. (The) ................... 33,017 556,667
Netflix, Inc.
(a)
........................ 499,181 668,468,252
ROBLOX Corp. , Class A
(a)
............... 652,830 68,677,716
Roku, Inc. , Class A
(a)
.................. 152,447 13,398,567
Sphere Entertainment Co. , Class A
(a)
........ 29,967 1,252,621
Starz Entertainment Corp. ............... 15,916 255,770
Take-Two Interactive Software, Inc.
(a)
........ 199,379 48,419,190
TKO Group Holdings, Inc. , Class A ......... 78,723 14,323,650
Vivid Seats, Inc. , Class A
(a) (b)
............. 102,356 172,982
Walt Disney Co. (The) ................. 2,108,358 261,457,476
Warner Bros Discovery, Inc.
(a) (b)
........... 2,646,903 30,333,508
Warner Music Group Corp. , Class A ........ 170,317 4,639,435
1,235,720,817
Financial Services — 4.1%
Affirm Holdings, Inc. , Class A
(a)
............ 302,898 20,942,368
Alerus Financial Corp. ................. 30,529 660,648
Apollo Global Management, Inc. ........... 531,739 75,437,812
AvidXchange Holdings, Inc.
(a)
............. 230,642 2,257,985
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,149,047 1,043,942,561
Block, Inc. , Class A
(a)
.................. 654,378 44,451,898
Cannae Holdings, Inc. ................. 93,877 1,957,335
Cantaloupe, Inc.
(a)
.................... 97,142 1,067,591
Cass Information Systems, Inc. ........... 20,482 889,943
Corpay, Inc.
(a)
....................... 82,695 27,439,855
Enact Holdings, Inc. ................... 50,190 1,864,559
Equitable Holdings, Inc. ................ 334,792 18,781,831
Essent Group Ltd. .................... 112,889 6,855,749
Euronet Worldwide, Inc.
(a)
............... 49,188 4,986,679
EVERTEC, Inc. ...................... 81,368 2,933,316
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 10,301 2,001,278
Fidelity National Information Services, Inc. .... 619,650 50,445,707
Fiserv, Inc.
(a)
........................ 649,957 112,059,086
Flywire Corp.
(a)
...................... 126,981 1,485,678
Global Payments, Inc. ................. 286,273 22,913,291
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 147,505 3,961,984
International Money Express, Inc.
(a)
......... 44,479 448,793
Jack Henry & Associates, Inc. ............ 85,218 15,353,727
Jackson Financial, Inc. , Class A ........... 56,429 5,010,331
Marqeta, Inc. , Class A
(a) (b)
............... 534,071 3,113,634
Mastercard, Inc. , Class A ................ 949,053 533,310,843
Merchants Bancorp ................... 34,690 1,147,198
MGIC Investment Corp. ................ 265,565 7,393,330
Mr Cooper Group, Inc.
(a) (b)
............... 77,135 11,509,313
NCR Atleos Corp.
(a)
................... 82,966 2,367,020
NewtekOne, Inc. ..................... 37,167 419,244
NMI Holdings, Inc. , Class A
(a)
............. 101,795 4,294,731
Paymentus Holdings, Inc. , Class A
(a)
........ 37,395 1,224,686
Payoneer Global, Inc.
(a)
................. 281,196 1,926,193
PayPal Holdings, Inc.
(a)
................. 1,141,518 84,837,618
PennyMac Financial Services, Inc. ......... 37,363 3,722,849
Radian Group, Inc. .................... 166,416 5,994,304
Remitly Global, Inc.
(a) (b)
................. 184,231 3,458,016
Repay Holdings Corp. , Class A
(a) (b)
......... 104,061 501,574
Rocket Cos., Inc. , Class A
(b)
.............. 168,972 2,396,023
Sezzle, Inc.
(a) (b)
...................... 18,278 3,276,332
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 80,860 8,014,035
Toast, Inc. , Class A
(a)
.................. 518,728 22,974,463
UWM Holdings Corp. , Class A ............ 210,931 873,254
Velocity Financial, Inc.
(a)
................ 32,787 607,871
Visa, Inc. , Class A .................... 2,004,344 711,642,337
Security
Shares
Shares Value
Financial Services (continued)
Voya Financial, Inc. ................... 111,879 $ 7,943,409
Walker & Dunlop, Inc. .................. 41,934 2,955,508
Waterstone Financial, Inc. ............... 49,974 690,141
Western Union Co. (The) ............... 284,226 2,393,183
WEX, Inc.
(a)
......................... 41,616 6,112,974
2,903,250,088
Food Products — 0.6%
Alico, Inc. .......................... 23,219 758,797
Archer-Daniels-Midland Co. .............. 560,449 29,580,498
B&G Foods, Inc. ..................... 132,276 559,528
Beyond Meat, Inc.
(a) (b)
.................. 172,507 602,049
Bunge Global SA ..................... 154,506 12,403,742
Calavo Growers, Inc. .................. 22,228 591,043
Cal-Maine Foods, Inc. .................. 50,489 5,030,219
Campbell's Co. (The) .................. 233,452 7,155,304
Conagra Brands, Inc. .................. 552,886 11,317,576
Darling Ingredients, Inc.
(a) (b)
.............. 187,505 7,113,940
Flowers Foods, Inc. ................... 237,619 3,797,152
Fresh Del Monte Produce, Inc. ............ 47,986 1,555,706
Freshpet, Inc.
(a)
...................... 58,649 3,985,786
General Mills, Inc. .................... 639,398 33,127,210
Hain Celestial Group, Inc. (The)
(a)
.......... 104,359 158,626
Hershey Co. (The) .................... 171,860 28,520,167
Hormel Foods Corp. ................... 342,517 10,361,139
Ingredion, Inc. ....................... 74,594 10,116,438
J & J Snack Foods Corp. ................ 19,447 2,205,484
J M Smucker Co. (The) ................. 124,171 12,193,592
John B Sanfilippo & Son, Inc. ............. 11,356 718,153
Kellanova .......................... 316,109 25,140,149
Kraft Heinz Co. (The) .................. 993,995 25,664,951
Lamb Weston Holdings, Inc. ............. 167,324 8,675,749
Lancaster Colony Corp. ................ 23,148 3,999,280
McCormick & Co., Inc. (Non-Voting) , NVS .... 294,830 22,354,011
Mission Produce, Inc.
(a) (b)
................ 59,600 698,512
Mondelez International, Inc. , Class A ........ 1,518,371 102,398,940
Pilgrim's Pride Corp. ................... 46,377 2,086,037
Post Holdings, Inc.
(a)
................... 52,582 5,733,015
Seaboard Corp. ...................... 260 743,912
Simply Good Foods Co. (The)
(a)
........... 111,673 3,527,750
SunOpta, Inc.
(a) (b)
..................... 117,668 682,474
Tootsie Roll Industries, Inc. .............. 26,412 883,481
TreeHouse Foods, Inc.
(a)
................ 58,864 1,143,139
Tyson Foods, Inc. , Class A .............. 333,174 18,637,754
Utz Brands, Inc. , Class A ................ 85,390 1,071,645
Vital Farms, Inc.
(a) (b)
................... 35,415 1,364,186
WK Kellogg Co. ...................... 75,941 1,210,500
407,867,634
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 184,063 28,365,949
Chesapeake Utilities Corp. .............. 26,690 3,208,672
MDU Resources Group, Inc. ............. 238,781 3,980,479
National Fuel Gas Co. ................. 107,120 9,074,135
New Jersey Resources Corp. ............. 123,483 5,534,508
Northwest Natural Holding Co. ............ 58,004 2,303,919
ONE Gas, Inc. ....................... 70,869 5,092,646
Southwest Gas Holdings, Inc. ............ 71,766 5,338,673
Spire, Inc. .......................... 67,026 4,892,228
UGI Corp. .......................... 247,609 9,017,920
76,809,129
Ground Transportation — 0.9%
ArcBest Corp. ....................... 28,273 2,177,304
Avis Budget Group, Inc.
(a)
............... 22,183 3,750,036
Covenant Logistics Group, Inc. , Class A ...... 22,704 547,393

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
CSX Corp. ......................... 2,194,890 $ 71,619,261
FTAI Infrastructure, Inc. ................. 176,439 1,088,629
Heartland Express, Inc. ................. 54,383 469,869
Hertz Global Holdings, Inc.
(a) (b)
............ 164,247 1,121,807
JB Hunt Transport Services, Inc. .......... 93,032 13,359,395
Knight-Swift Transportation Holdings, Inc. .... 189,811 8,395,341
Landstar System, Inc. .................. 41,050 5,706,771
Lyft, Inc. , Class A
(a)
.................... 433,755 6,835,979
Marten Transport Ltd. .................. 75,327 978,498
Norfolk Southern Corp. ................. 265,497 67,959,267
Old Dominion Freight Line, Inc. ........... 217,295 35,266,978
RXO, Inc.
(a) (b)
........................ 180,427 2,836,312
Ryder System, Inc. .................... 47,909 7,617,531
Saia, Inc.
(a)
......................... 31,148 8,534,240
Schneider National, Inc. , Class B .......... 52,338 1,263,963
Uber Technologies, Inc.
(a)
............... 2,450,291 228,612,150
U-Haul Holding Co.
(a) (b)
................. 11,023 667,553
U-Haul Holding Co. , NVS ............... 118,020 6,416,747
Union Pacific Corp. ................... 698,924 160,808,434
Werner Enterprises, Inc. ................ 79,288 2,169,320
XPO, Inc.
(a) (b)
........................ 137,699 17,390,007
655,592,785
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories ................... 2,037,339 277,098,477
Align Technology, Inc.
(a)
................. 81,283 15,389,310
Alphatec Holdings, Inc.
(a)
................ 114,920 1,275,612
AngioDynamics, Inc.
(a)
................. 75,959 753,513
Artivion, Inc.
(a)
....................... 62,080 1,930,688
AtriCure, Inc.
(a) (b)
..................... 59,672 1,955,451
Avanos Medical, Inc.
(a)
................. 59,188 724,461
AxoGen, Inc.
(a)
....................... 48,112 522,015
Baxter International, Inc. ................ 601,549 18,214,904
Becton Dickinson & Co. ................ 337,716 58,171,581
Boston Scientific Corp.
(a)
................ 1,742,142 187,123,472
Butterfly Network, Inc. , Class A
(a) (b)
......... 210,823 421,646
Cerus Corp.
(a)
....................... 315,166 444,384
CONMED Corp. ...................... 38,845 2,023,048
Cooper Cos., Inc. (The)
(a)
............... 235,705 16,772,768
Delcath Systems, Inc.
(a) (b)
............... 39,222 533,419
Dentsply Sirona, Inc. .................. 256,894 4,079,477
Dexcom, Inc.
(a)
...................... 461,127 40,251,776
Edwards Lifesciences Corp.
(a)
............ 688,282 53,830,535
Embecta Corp. ...................... 64,744 627,369
Enovis Corp.
(a) (b)
...................... 72,547 2,275,074
Envista Holdings Corp.
(a)
................ 209,835 4,100,176
GE HealthCare Technologies, Inc. ......... 536,053 39,705,446
Glaukos Corp.
(a)
...................... 70,072 7,237,737
Globus Medical, Inc. , Class A
(a)
........... 133,788 7,896,168
Haemonetics Corp.
(a) (b)
................. 61,331 4,575,906
Hologic, Inc.
(a)
....................... 263,266 17,154,413
ICU Medical, Inc.
(a)
.................... 28,675 3,789,401
IDEXX Laboratories, Inc.
(a)
............... 94,519 50,694,321
Inspire Medical Systems, Inc.
(a) (b)
.......... 35,198 4,567,645
Insulet Corp.
(a)
....................... 82,780 26,007,820
Integer Holdings Corp.
(a)
................ 42,582 5,236,309
Integra LifeSciences Holdings Corp.
(a)
....... 82,500 1,012,275
Intuitive Surgical, Inc.
(a)
................. 420,459 228,481,625
iRhythm Technologies, Inc.
(a) (b)
............ 38,598 5,942,548
Lantheus Holdings, Inc.
(a) (b)
.............. 80,864 6,619,527
LeMaitre Vascular, Inc. ................. 24,574 2,040,871
LivaNova plc
(a)
....................... 63,508 2,859,130
Masimo Corp.
(a)
...................... 52,819 8,885,212
Medtronic plc ....................... 1,504,224 131,123,206
Merit Medical Systems, Inc.
(a)
............. 69,698 6,515,369
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Neogen Corp.
(a)
...................... 236,141 $ 1,128,754
Novocure Ltd.
(a)
...................... 122,179 2,174,786
Omnicell, Inc.
(a)
...................... 53,182 1,563,551
OraSure Technologies, Inc.
(a)
............. 111,592 334,776
Orthofix Medical, Inc.
(a) (b)
................ 47,723 532,112
OrthoPediatrics Corp.
(a)
................. 18,434 395,962
Penumbra, Inc.
(a)
..................... 45,558 11,691,550
PROCEPT BioRobotics Corp.
(a) (b)
.......... 68,328 3,935,693
Pulmonx Corp.
(a) (b)
.................... 62,258 161,248
Pulse Biosciences, Inc.
(a) (b)
............... 35,846 540,916
QuidelOrtho Corp.
(a)
................... 80,700 2,325,774
ResMed, Inc. ....................... 172,466 44,496,228
RxSight, Inc.
(a)
....................... 42,516 552,708
Semler Scientific, Inc.
(a) (b)
................ 10,606 410,876
Senseonics Holdings, Inc.
(a) (b)
............. 937,777 446,757
SI-BONE, Inc.
(a) (b)
..................... 51,700 972,994
Solventum Corp.
(a)
.................... 163,536 12,402,570
STAAR Surgical Co.
(a) (b)
................. 58,625 983,728
STERIS plc ......................... 115,820 27,822,280
Stryker Corp. ....................... 403,262 159,542,545
Surmodics, Inc.
(a)
..................... 16,694 495,979
Tandem Diabetes Care, Inc.
(a)
............ 78,951 1,471,647
Teleflex, Inc. ........................ 55,334 6,549,332
TransMedics Group, Inc.
(a)
............... 41,017 5,496,688
Treace Medical Concepts, Inc.
(a)
........... 66,109 388,721
UFP Technologies, Inc.
(a) (b)
............... 8,670 2,116,867
Varex Imaging Corp.
(a)
................. 47,964 415,848
Zimmer Biomet Holdings, Inc. ............ 231,033 21,072,520
Zimvie, Inc.
(a)
........................ 39,581 370,082
1,559,657,577
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(a)
............. 110,301 2,502,730
AdaptHealth Corp.
(a) (b)
.................. 126,657 1,194,376
Addus HomeCare Corp.
(a) (b)
.............. 21,971 2,530,839
agilon health, Inc.
(a)
................... 357,446 822,126
Alignment Healthcare, Inc.
(a)
............. 133,825 1,873,550
Amedisys, Inc.
(a)
..................... 39,688 3,904,902
AMN Healthcare Services, Inc.
(a)
........... 42,675 882,092
Astrana Health, Inc.
(a)
.................. 50,474 1,255,793
BrightSpring Health Services, Inc.
(a) (b)
....... 69,294 1,634,645
Brookdale Senior Living, Inc.
(a)
............ 300,727 2,093,060
Cardinal Health, Inc. ................... 279,093 46,887,624
Castle Biosciences, Inc.
(a)
............... 31,538 644,006
Cencora, Inc. ....................... 200,459 60,107,631
Centene Corp.
(a)
..................... 579,076 31,432,245
Chemed Corp. ....................... 16,647 8,105,924
Cigna Group (The) .................... 313,528 103,646,086
Clover Health Investments Corp. , Class A
(a) (b)
.. 555,288 1,549,254
Community Health Systems, Inc.
(a) (b)
........ 184,808 628,347
Concentra Group Holdings Parent, Inc. ...... 135,353 2,784,211
CorVel Corp.
(a)
....................... 31,659 3,253,912
Cross Country Healthcare, Inc.
(a) (b)
......... 40,796 532,388
CVS Health Corp. .................... 1,484,135 102,375,632
DaVita, Inc.
(a)
........................ 49,172 7,004,551
Elevance Health, Inc. .................. 265,083 103,106,684
Encompass Health Corp. ............... 118,088 14,481,131
Enhabit, Inc.
(a)
....................... 78,966 761,232
Ensign Group, Inc. (The) ................ 65,519 10,106,961
Fulgent Genetics, Inc.
(a)
................ 33,966 675,244
GeneDx Holdings Corp. , Class A
(a) (b)
........ 26,947 2,487,478
Guardant Health, Inc.
(a)
................. 143,245 7,454,470
HCA Healthcare, Inc. .................. 203,189 77,841,706
HealthEquity, Inc.
(a)
.................... 103,436 10,835,955
Henry Schein, Inc.
(a)
................... 145,298 10,614,019

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 226,950 $ 11,313,458
Humana, Inc. ....................... 141,674 34,636,460
Labcorp Holdings, Inc. ................. 97,559 25,610,213
LifeStance Health Group, Inc.
(a) (b)
.......... 174,649 902,935
McKesson Corp. ..................... 146,405 107,282,656
Molina Healthcare, Inc.
(a)
................ 63,519 18,922,310
National HealthCare Corp. ............... 18,036 1,930,032
National Research Corp. ................ 22,126 371,717
NeoGenomics, Inc.
(a)
.................. 155,509 1,136,771
Nutex Health, Inc.
(a) (b)
.................. 4,063 505,803
OPKO Health, Inc.
(a) (b)
.................. 677,194 893,896
Option Care Health, Inc.
(a)
............... 198,138 6,435,522
Owens & Minor, Inc.
(a)
.................. 95,419 868,313
PACS Group, Inc.
(a) (b)
.................. 49,481 639,295
Pediatrix Medical Group, Inc.
(a)
............ 104,541 1,500,163
Pennant Group, Inc. (The)
(a)
.............. 42,845 1,278,923
Premier, Inc. , Class A .................. 101,272 2,220,895
Privia Health Group, Inc.
(a)
............... 128,455 2,954,465
Progyny, Inc.
(a)
....................... 88,134 1,938,948
Quest Diagnostics, Inc. ................. 129,449 23,252,924
RadNet, Inc.
(a)
....................... 76,925 4,377,802
Select Medical Holdings Corp. ............ 127,375 1,933,553
Surgery Partners, Inc.
(a) (b)
............... 98,256 2,184,231
Talkspace, Inc.
(a)
..................... 196,640 546,659
Tenet Healthcare Corp.
(a)
................ 108,651 19,122,576
UnitedHealth Group, Inc. ................ 1,063,678 331,835,626
Universal Health Services, Inc. , Class B ..... 65,402 11,847,572
US Physical Therapy, Inc. ............... 18,835 1,472,897
1,243,927,419
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 181,568 13,187,284
American Healthcare REIT, Inc. ........... 182,360 6,699,906
CareTrust REIT, Inc. ................... 221,190 6,768,414
Community Healthcare Trust, Inc. .......... 45,814 761,887
Diversified Healthcare Trust .............. 302,185 1,081,822
Global Medical REIT, Inc. ............... 62,128 430,547
Healthcare Realty Trust, Inc. , Class A ....... 458,139 7,266,085
Healthpeak Properties, Inc. .............. 818,746 14,336,243
LTC Properties, Inc. ................... 59,453 2,057,668
Medical Properties Trust, Inc.
(b)
............ 707,491 3,049,286
National Health Investors, Inc. ............ 57,553 4,035,616
Omega Healthcare Investors, Inc. .......... 341,270 12,507,546
Sabra Health Care REIT, Inc. ............. 290,082 5,349,112
Sila Realty Trust, Inc. .................. 63,897 1,512,442
Universal Health Realty Income Trust ....... 13,600 543,592
Ventas, Inc. ........................ 526,417 33,243,234
Welltower, Inc. ....................... 727,051 111,769,550
224,600,234
Health Care Technology — 0.1%
Certara, Inc.
(a) (b)
...................... 132,365 1,548,671
Doximity, Inc. , Class A
(a)
................ 156,746 9,614,800
Evolent Health, Inc. , Class A
(a) (b)
........... 128,775 1,450,007
GoodRx Holdings, Inc. , Class A
(a) (b)
......... 114,178 568,607
Health Catalyst, Inc.
(a)
.................. 76,207 287,300
HealthStream, Inc. .................... 30,478 843,326
LifeMD, Inc.
(a) (b)
...................... 54,245 738,817
Phreesia, Inc.
(a) (b)
..................... 74,998 2,134,443
Schrodinger, Inc.
(a) (b)
................... 64,026 1,288,203
Simulations Plus, Inc. .................. 22,145 386,430
Teladoc Health, Inc.
(a) (b)
................. 210,248 1,831,260
Veeva Systems, Inc. , Class A
(a)
........... 176,328 50,778,937
Waystar Holding Corp.
(a)
................ 90,754 3,709,116
75,179,917
Security
Shares
Shares Value
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. .............. 288,288 $ 3,364,321
Chatham Lodging Trust ................. 106,977 745,630
DiamondRock Hospitality Co. ............. 246,046 1,884,712
Host Hotels & Resorts, Inc. .............. 811,555 12,465,485
Park Hotels & Resorts, Inc. .............. 262,665 2,687,063
Pebblebrook Hotel Trust ................ 148,874 1,487,251
RLJ Lodging Trust .................... 197,467 1,437,560
Ryman Hospitality Properties, Inc. ......... 69,686 6,875,917
Service Properties Trust ................ 200,600 479,434
Summit Hotel Properties, Inc. ............. 148,314 754,918
Sunstone Hotel Investors, Inc. ............ 257,806 2,237,756
Xenia Hotels & Resorts, Inc. ............. 116,103 1,459,415
35,879,462
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a)
........ 72,306 851,042
Airbnb, Inc. , Class A
(a)
.................. 507,997 67,228,323
Aramark ........................... 311,571 13,045,478
BJ's Restaurants, Inc.
(a) (b)
............... 30,466 1,358,784
Bloomin' Brands, Inc. .................. 102,460 882,181
Booking Holdings, Inc. ................. 38,156 220,894,241
Boyd Gaming Corp. ................... 69,779 5,458,811
Brinker International, Inc.
(a)
.............. 51,510 9,288,798
Caesars Entertainment, Inc.
(a)
............ 250,628 7,115,329
Carnival Corp.
(a)
...................... 1,240,831 34,892,168
Cava Group, Inc.
(a) (b)
................... 94,974 7,999,660
Cheesecake Factory, Inc. (The) ........... 62,846 3,937,930
Chipotle Mexican Grill, Inc.
(a)
............. 1,585,146 89,005,948
Choice Hotels International, Inc.
(b)
.......... 23,842 3,025,073
Churchill Downs, Inc. .................. 84,483 8,532,783
Cracker Barrel Old Country Store, Inc. ....... 28,606 1,747,254
Darden Restaurants, Inc. ............... 137,235 29,913,113
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 34,669 1,042,844
Denny's Corp.
(a) (b)
..................... 74,208 304,253
Dine Brands Global, Inc. ................ 22,119 538,155
Domino's Pizza, Inc. ................... 39,617 17,851,420
DoorDash, Inc. , Class A
(a)
............... 403,282 99,413,046
DraftKings, Inc. , Class A
(a) (b)
.............. 591,195 25,356,354
Dutch Bros, Inc. , Class A
(a)
.............. 150,123 10,263,910
Everi Holdings, Inc.
(a)
.................. 104,921 1,494,075
Expedia Group, Inc. ................... 144,158 24,316,571
First Watch Restaurant Group, Inc.
(a) (b)
....... 42,212 677,080
Flutter Entertainment plc
(a) (b)
.............. 207,610 59,326,634
Global Business Travel Group I
(a) (b)
......... 117,357 739,349
Golden Entertainment, Inc. .............. 24,996 735,632
Hilton Grand Vacations, Inc.
(a)
............ 72,818 3,024,132
Hilton Worldwide Holdings, Inc. ........... 278,585 74,198,329
Hyatt Hotels Corp. , Class A
(b)
............. 49,155 6,864,496
Jack in the Box, Inc. ................... 23,946 418,097
Krispy Kreme, Inc. .................... 115,642 336,518
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 9,010 775,581
Las Vegas Sands Corp. ................ 399,559 17,384,812
Life Time Group Holdings, Inc.
(a) (b)
.......... 135,947 4,123,273
Light & Wonder, Inc. , Class A
(a)
............ 99,426 9,570,747
Lindblad Expeditions Holdings, Inc.
(a)
........ 60,502 706,058
Lucky Strike Entertainment Corp. , Class A
(b)
... 48,250 440,522
Marriott International, Inc. , Class A ......... 267,262 73,018,651
Marriott Vacations Worldwide Corp. ......... 41,222 2,980,763
McDonald's Corp. .................... 835,985 244,249,737
MGM Resorts International
(a)
............. 246,801 8,487,486
Monarch Casino & Resort, Inc. ............ 14,850 1,283,634
Norwegian Cruise Line Holdings Ltd.
(a)
....... 514,677 10,437,650
Papa John's International, Inc. ............ 40,941 2,003,653
Penn Entertainment, Inc.
(a) (b)
............. 178,490 3,189,616
Planet Fitness, Inc. , Class A
(a)
............ 98,382 10,728,557

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
PlayAGS, Inc.
(a)
...................... 51,987 $ 649,318
Portillo's, Inc. , Class A
(a) (b)
............... 74,378 867,991
Pursuit Attractions & Hospitality, Inc.
(a)
....... 33,013 951,765
RCI Hospitality Holdings, Inc.
(b)
............ 10,554 402,318
Red Rock Resorts, Inc. , Class A ........... 56,147 2,921,328
Royal Caribbean Cruises Ltd. ............ 293,844 92,014,310
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 100,102 1,491,520
Sabre Corp.
(a) (b)
...................... 464,653 1,468,303
Shake Shack, Inc. , Class A
(a)
............. 47,758 6,714,775
Six Flags Entertainment Corp.
(a) (b)
.......... 108,631 3,305,641
Soho House & Co., Inc. , Class A
(a) (b)
........ 74,898 550,500
Starbucks Corp. ...................... 1,332,153 122,065,179
Sweetgreen, Inc. , Class A
(a) (b)
............. 124,791 1,856,890
Texas Roadhouse, Inc. ................. 77,009 14,432,257
Travel + Leisure Co. ................... 75,319 3,887,214
United Parks & Resorts, Inc.
(a) (b)
........... 32,140 1,515,401
Vail Resorts, Inc. ..................... 44,023 6,917,334
Wendy's Co. (The) .................... 209,223 2,389,327
Wingstop, Inc. ....................... 33,162 11,166,972
Wyndham Hotels & Resorts, Inc. .......... 91,700 7,446,957
Wynn Resorts Ltd. .................... 102,857 9,634,615
Yum! Brands, Inc. .................... 324,230 48,044,401
1,562,152,867
Household Durables — 0.4%
Beazer Homes USA, Inc.
(a)
.............. 33,192 742,505
Cavco Industries, Inc.
(a)
................. 10,270 4,461,596
Century Communities, Inc. .............. 32,708 1,842,115
Champion Homes, Inc.
(a)
................ 63,224 3,958,455
Cricut, Inc. , Class A ................... 66,511 450,280
DR Horton, Inc. ...................... 322,657 41,596,940
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 27,855 699,996
Ethan Allen Interiors, Inc. ............... 33,088 921,501
Garmin Ltd. ......................... 180,059 37,581,915
Green Brick Partners, Inc.
(a)
.............. 38,788 2,438,989
Helen of Troy Ltd.
(a)
................... 26,929 764,245
Hovnanian Enterprises, Inc. , Class A
(a)
....... 6,159 643,923
Installed Building Products, Inc. ........... 28,392 5,119,645
KB Home .......................... 89,697 4,751,250
La-Z-Boy, Inc. ....................... 52,842 1,964,137
Leggett & Platt, Inc. ................... 156,403 1,395,115
Lennar Corp. , Class A .................. 261,194 28,890,669
Lennar Corp. , Class B ................. 23,381 2,460,850
LGI Homes, Inc.
(a) (b)
................... 23,691 1,220,560
Lovesac Co. (The)
(a) (b)
.................. 24,302 442,296
M/I Homes, Inc.
(a) (b)
.................... 33,296 3,733,148
Meritage Homes Corp. ................. 83,220 5,573,243
Mohawk Industries, Inc.
(a)
............... 61,316 6,428,369
Newell Brands, Inc. ................... 466,732 2,520,353
NVR, Inc.
(a)
......................... 3,389 25,030,002
PulteGroup, Inc. ..................... 230,037 24,259,702
Somnigroup International, Inc. ............ 242,925 16,531,046
Sonos, Inc.
(a)
........................ 165,552 1,789,617
Taylor Morrison Home Corp.
(a)
............ 116,997 7,185,956
Toll Brothers, Inc. ..................... 115,533 13,185,781
TopBuild Corp.
(a) (b)
.................... 34,223 11,079,354
TRI Pointe Homes, Inc.
(a) (b)
.............. 121,909 3,894,993
Whirlpool Corp. ...................... 66,067 6,700,515
270,259,061
Household Products — 0.9%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 79,130 2,475,978
Church & Dwight Co., Inc. ............... 289,444 27,818,463
Clorox Co. (The) ..................... 144,344 17,331,384
Colgate-Palmolive Co. ................. 943,100 85,727,790
Security
Shares
Shares Value
Household Products (continued)
Energizer Holdings, Inc. ................ 75,317 $ 1,518,391
Kimberly-Clark Corp. .................. 387,763 49,990,406
Oil-Dri Corp. of America ................ 11,582 683,222
Procter & Gamble Co. (The) ............. 2,744,044 437,181,090
Reynolds Consumer Products, Inc. ......... 74,848 1,603,244
Spectrum Brands Holdings, Inc. ........... 35,570 1,885,210
WD-40 Co. ......................... 16,425 3,746,378
629,961,556
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ..................... 840,969 8,846,994
Clearway Energy, Inc. , Class A ............ 41,020 1,241,265
Clearway Energy, Inc. , Class C ........... 100,291 3,209,312
Hallador Energy Co.
(a) (b)
................. 38,122 603,471
Ormat Technologies, Inc. ................ 69,977 5,861,274
Talen Energy Corp.
(a) (b)
................. 54,217 15,764,677
Vistra Corp. ........................ 399,591 77,444,732
112,971,725
Industrial Conglomerates — 0.4%
3M Co. ............................ 630,668 96,012,896
Honeywell International, Inc. ............. 752,247 175,183,282
271,196,178
Industrial REITs — 0.2%
Americold Realty Trust, Inc. .............. 308,426 5,129,125
EastGroup Properties, Inc. .............. 58,544 9,783,873
First Industrial Realty Trust, Inc. ........... 157,269 7,569,357
Industrial Logistics Properties Trust ......... 124,096 564,637
Innovative Industrial Properties, Inc. ........ 32,625 1,801,553
Lineage, Inc. ........................ 67,040 2,917,581
LXP Industrial Trust ................... 340,509 2,812,604
Plymouth Industrial REIT, Inc. ............ 62,538 1,004,360
Prologis, Inc. ........................ 1,088,153 114,386,643
Rexford Industrial Realty, Inc. ............ 285,133 10,142,181
STAG Industrial, Inc. .................. 224,240 8,135,427
Terreno Realty Corp. .................. 118,155 6,624,951
170,872,292
Insurance — 2.2%
Aflac, Inc. .......................... 578,554 61,014,305
Allstate Corp. (The) ................... 310,557 62,518,230
Ambac Financial Group, Inc.
(a)
............ 82,370 584,827
American Financial Group, Inc. ........... 84,911 10,716,617
American International Group, Inc. ......... 676,850 57,931,592
AMERISAFE, Inc. .................... 26,870 1,175,025
Aon plc , Class A ..................... 254,165 90,675,905
Arch Capital Group Ltd. ................ 438,635 39,937,717
Arthur J Gallagher & Co. ................ 300,786 96,287,614
Assurant, Inc. ....................... 62,291 12,301,850
Assured Guaranty Ltd. ................. 62,754 5,465,873
Axis Capital Holdings Ltd. ............... 87,526 9,086,949
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
84,465 3,615,947
Brighthouse Financial, Inc.
(a)
............. 79,648 4,282,673
Brown & Brown, Inc. ................... 328,598 36,431,660
Chubb Ltd. ......................... 435,859 126,277,070
Cincinnati Financial Corp. ............... 182,759 27,216,470
CNA Financial Corp. ................... 32,025 1,490,123
CNO Financial Group, Inc. ............... 145,050 5,596,029
Donegal Group, Inc. , Class A ............. 51,264 1,026,562
Employers Holdings, Inc. ................ 19,355 913,169
Enstar Group Ltd.
(a)
................... 16,274 5,473,923
Erie Indemnity Co. , Class A, NVS .......... 29,359 10,181,408
Everest Group Ltd. .................... 50,083 17,020,708
F&G Annuities & Life, Inc. ............... 24,987 799,084
Fidelity National Financial, Inc. , Class A ...... 301,205 16,885,552

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
First American Financial Corp. ............ 124,654 $ 7,652,509
Genworth Financial, Inc. , Class A
(a)
......... 397,137 3,089,726
Globe Life, Inc. ...................... 100,033 12,433,102
Goosehead Insurance, Inc. , Class A ........ 30,129 3,178,911
Hanover Insurance Group, Inc. (The) ....... 43,593 7,405,143
Hartford Insurance Group, Inc. (The) ........ 342,958 43,511,081
HCI Group, Inc. ...................... 10,055 1,530,371
Hippo Holdings, Inc.
(a)
.................. 20,132 562,287
Horace Mann Educators Corp. ............ 20,403 876,717
Kemper Corp. ....................... 73,287 4,729,943
Kinsale Capital Group, Inc.
(b)
............. 26,220 12,687,858
Lemonade, Inc.
(a) (b)
.................... 65,909 2,887,473
Lincoln National Corp. ................. 164,472 5,690,731
Loews Corp. ........................ 204,124 18,710,006
Markel Group, Inc.
(a)
................... 14,907 29,774,646
Marsh & McLennan Cos., Inc. ............ 576,860 126,124,670
MBIA, Inc.
(a)
........................ 62,332 270,521
Mercury General Corp. ................. 34,845 2,346,462
MetLife, Inc. ........................ 674,046 54,206,779
Old Republic International Corp. ........... 282,041 10,841,656
Oscar Health, Inc. , Class A
(a) (b)
............ 250,637 5,373,657
Palomar Holdings, Inc.
(a)
................ 32,019 4,938,931
Primerica, Inc. ....................... 43,128 11,802,840
Principal Financial Group, Inc. ............ 248,826 19,764,249
ProAssurance Corp.
(a)
.................. 56,831 1,297,452
Progressive Corp. (The) ................ 686,369 183,164,431
Prudential Financial, Inc. ................ 427,589 45,940,162
Reinsurance Group of America, Inc. ........ 77,215 15,316,367
RenaissanceRe Holdings Ltd. ............ 56,516 13,727,736
RLI Corp. .......................... 98,391 7,105,798
Root, Inc. , Class A
(a) (b)
.................. 10,824 1,385,147
Ryan Specialty Holdings, Inc. , Class A ....... 127,303 8,655,331
Safety Insurance Group, Inc. ............. 21,420 1,700,534
Selective Insurance Group, Inc. ........... 72,318 6,266,355
Selectquote, Inc.
(a)
.................... 198,875 473,323
SiriusPoint Ltd.
(a)
..................... 86,505 1,763,837
Skyward Specialty Insurance Group, Inc.
(a)
.... 44,472 2,570,037
Stewart Information Services Corp. ......... 34,594 2,252,069
Tiptree, Inc. ........................ 40,859 963,455
Travelers Cos., Inc. (The) ............... 265,470 71,023,844
Trupanion, Inc.
(a) (b)
.................... 40,787 2,257,560
United Fire Group, Inc. ................. 24,087 691,297
Universal Insurance Holdings, Inc. ......... 33,857 938,855
Unum Group ........................ 193,067 15,592,091
White Mountains Insurance Group Ltd.
(b)
..... 2,996 5,379,977
Willis Towers Watson plc ................ 118,976 36,466,144
WR Berkley Corp. .................... 351,160 25,799,725
1,546,028,678
Interactive Media & Services — 5.9%
Alphabet, Inc. , Class A ................. 6,809,006 1,199,951,127
Alphabet, Inc. , Class C, NVS ............. 5,519,338 979,075,368
Angi, Inc.
(a) (b)
........................ 44,231 674,965
Bumble, Inc. , Class A
(a) (b)
................ 138,958 915,733
Cargurus, Inc. , Class A
(a)
................ 105,884 3,543,938
Cars.com, Inc.
(a)
...................... 83,037 983,988
EverQuote, Inc. , Class A
(a) (b)
.............. 32,486 785,512
fuboTV, Inc.
(a) (b)
...................... 501,153 1,934,451
Grindr, Inc.
(a)
........................ 40,003 908,068
IAC, Inc.
(a)
.......................... 84,334 3,149,032
Match Group, Inc. .................... 291,898 9,016,729
Meta Platforms, Inc. , Class A ............. 2,546,015 1,879,188,211
Nextdoor Holdings, Inc. , Class A
(a) (b)
........ 300,740 499,228
Pinterest, Inc. , Class A
(a)
................ 704,505 25,263,549
QuinStreet, Inc.
(a)
..................... 73,127 1,177,345
Security
Shares
Shares Value
Interactive Media & Services (continued)
Reddit, Inc. , Class A
(a) (b)
................. 129,601 $ 19,514,023
Rumble, Inc. , Class A
(a) (b)
................ 159,761 1,434,654
Shutterstock, Inc. ..................... 28,179 534,274
Snap, Inc. , Class A, NVS
(a) (b)
............. 1,278,367 11,109,009
TripAdvisor, Inc.
(a) (b)
................... 134,162 1,750,814
Trump Media & Technology Group Corp.
(a) (b)
... 108,131 1,950,683
Vimeo, Inc.
(a) (b)
....................... 169,200 683,568
Yelp, Inc.
(a)
......................... 84,356 2,890,880
Ziff Davis, Inc.
(a)
...................... 55,646 1,684,404
ZipRecruiter, Inc. , Class A
(a) (b)
............. 102,351 512,779
ZoomInfo Technologies, Inc.
(a)
............ 315,883 3,196,736
4,152,329,068
IT Services — 1.4%
Accenture plc , Class A ................. 733,416 219,210,708
Akamai Technologies, Inc.
(a)
.............. 171,800 13,702,768
Applied Digital Corp.
(a) (b)
................ 216,008 2,175,201
ASGN, Inc.
(a)
........................ 55,539 2,773,062
Backblaze, Inc. , Class A
(a)
............... 54,553 300,042
BigBear.ai Holdings, Inc.
(a) (b)
.............. 156,298 1,061,264
BigCommerce Holdings, Inc.
(a)
............ 107,088 535,440
Cloudflare, Inc. , Class A
(a) (b)
.............. 365,559 71,587,419
Cognizant Technology Solutions Corp. , Class A . 577,157 45,035,561
CoreWeave, Inc. , Class A
(a) (b)
............. 48,599 7,924,553
Couchbase, Inc.
(a)
.................... 55,830 1,361,135
DigitalOcean Holdings, Inc.
(a)
............. 75,384 2,152,967
DXC Technology Co.
(a)
................. 216,425 3,309,138
EPAM Systems, Inc.
(a)
.................. 66,693 11,792,656
Fastly, Inc. , Class A
(a) (b)
................. 142,604 1,006,784
Gartner, Inc.
(a)
....................... 89,935 36,353,526
GoDaddy, Inc. , Class A
(a)
................ 166,260 29,936,776
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 73,408 847,862
Hackett Group, Inc. (The) ............... 30,572 777,140
International Business Machines Corp. ...... 1,089,701 321,222,061
Kyndryl Holdings, Inc.
(a)
................. 275,066 11,541,769
MongoDB, Inc. , Class A
(a)
............... 95,903 20,138,671
Okta, Inc. , Class A
(a) (b)
.................. 196,622 19,656,301
Snowflake, Inc. , Class A
(a)
............... 392,346 87,795,264
Twilio, Inc. , Class A
(a) (b)
................. 181,002 22,509,409
Unisys Corp.
(a)
....................... 83,447 378,015
VeriSign, Inc. ....................... 93,701 27,060,849
962,146,341
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
.............. 33,809 2,461,971
Brunswick Corp. ..................... 80,236 4,432,237
Funko, Inc. , Class A
(a) (b)
................. 63,547 302,484
Hasbro, Inc. ........................ 153,507 11,331,887
Malibu Boats, Inc. , Class A
(a) (b)
............ 27,456 860,471
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 30,736 571,075
Mattel, Inc.
(a)
........................ 397,198 7,832,744
Peloton Interactive, Inc. , Class A
(a) (b)
........ 433,994 3,011,918
Polaris, Inc. ......................... 69,172 2,811,842
Smith & Wesson Brands, Inc. ............. 62,103 539,054
Sturm Ruger & Co., Inc. ................ 25,001 897,536
Topgolf Callaway Brands Corp.
(a)
.......... 178,800 1,439,340
YETI Holdings, Inc.
(a) (b)
................. 101,053 3,185,191
39,677,750
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc. , Class A
(a) (b)
........... 157,632 1,825,378
Adaptive Biotechnologies Corp.
(a)
.......... 171,866 2,002,239
Agilent Technologies, Inc. ............... 336,420 39,700,924
Avantor, Inc.
(a)
....................... 798,519 10,748,066
Azenta, Inc.
(a) (b)
...................... 64,413 1,982,632
BioLife Solutions, Inc.
(a) (b)
................ 43,019 926,629

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 22,904 $ 5,527,193
Bio-Techne Corp. ..................... 185,188 9,527,923
Bruker Corp. ........................ 129,491 5,335,029
Charles River Laboratories International, Inc.
(a)
. 59,227 8,986,513
CryoPort, Inc.
(a) (b)
..................... 58,508 436,470
Cytek Biosciences, Inc.
(a)
................ 108,044 367,350
Danaher Corp. ...................... 748,129 147,785,403
Fortrea Holdings, Inc.
(a)
................. 95,821 473,356
Illumina, Inc.
(a) (b)
...................... 187,990 17,936,126
IQVIA Holdings, Inc.
(a)
.................. 196,264 30,929,244
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
136,669 329,372
MaxCyte, Inc.
(a) (b)
..................... 149,871 326,719
Medpace Holdings, Inc.
(a)
............... 29,223 9,171,931
Mesa Laboratories, Inc. ................ 6,319 595,376
Mettler-Toledo International, Inc.
(a)
......... 24,802 29,135,405
Niagen Bioscience, Inc.
(a)
............... 61,855 891,330
OmniAb, Inc.
(a) (b)
..................... 118,551 206,279
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 7,100 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 389,481 482,956
Quanterix Corp.
(a) (b)
................... 45,909 305,295
Quantum-Si, Inc. , Class A
(a) (b)
............. 391,386 767,116
Repligen Corp.
(a)
..................... 61,757 7,681,336
Revvity, Inc.
(b)
....................... 146,271 14,147,331
Sotera Health Co.
(a)
................... 177,175 1,970,186
Standard BioTools, Inc.
(a) (b)
............... 303,613 364,336
Thermo Fisher Scientific, Inc. ............. 443,232 179,712,847
Waters Corp.
(a)
...................... 69,603 24,294,231
West Pharmaceutical Services, Inc. ........ 84,851 18,565,399
573,437,920
Machinery — 1.8%
3D Systems Corp.
(a) (b)
.................. 172,419 265,525
AGCO Corp. ........................ 72,186 7,446,708
Alamo Group, Inc. .................... 11,746 2,565,091
Albany International Corp. , Class A ......... 40,452 2,836,899
Allison Transmission Holdings, Inc. ......... 99,487 9,450,270
Astec Industries, Inc. .................. 24,822 1,034,829
Atmus Filtration Technologies, Inc. ......... 100,318 3,653,581
Blue Bird Corp.
(a) (b)
.................... 37,942 1,637,577
Caterpillar, Inc. ...................... 551,137 213,956,895
Chart Industries, Inc.
(a) (b)
................ 53,445 8,799,719
CNH Industrial NV .................... 1,019,428 13,211,787
Columbus McKinnon Corp. .............. 41,706 636,851
Crane Co. .......................... 56,856 10,796,386
Cummins, Inc. ....................... 160,628 52,605,670
Deere & Co. ........................ 295,822 150,422,529
Donaldson Co., Inc. ................... 133,716 9,273,205
Douglas Dynamics, Inc. ................ 29,880 880,564
Dover Corp. ........................ 159,270 29,183,042
Energy Recovery, Inc.
(a)
................ 74,130 947,381
Enerpac Tool Group Corp. , Class A ......... 65,626 2,661,790
Enpro, Inc. ......................... 24,656 4,722,857
Esab Corp. ......................... 66,820 8,055,151
ESCO Technologies, Inc. ............... 31,193 5,985,001
Federal Signal Corp. .................. 72,226 7,686,291
Flowserve Corp. ..................... 158,037 8,273,237
Fortive Corp. ........................ 400,779 20,892,609
Franklin Electric Co., Inc. ............... 47,555 4,267,586
Gates Industrial Corp. plc
(a) (b)
............. 267,935 6,170,543
Gorman-Rupp Co. (The) ................ 34,416 1,263,755
Graco, Inc. ......................... 195,996 16,849,776
Greenbrier Cos., Inc. (The) .............. 37,253 1,715,501
Helios Technologies, Inc. ................ 41,712 1,391,929
Hillenbrand, Inc. ..................... 83,885 1,683,572
Security
Shares
Shares Value
Machinery (continued)
Hillman Solutions Corp.
(a) (b)
.............. 228,422 $ 1,630,933
Hyster-Yale, Inc. , Class A ............... 11,793 469,125
IDEX Corp. ......................... 87,104 15,292,849
Illinois Tool Works, Inc. ................. 308,371 76,244,730
Ingersoll Rand, Inc. ................... 473,970 39,424,825
ITT, Inc. ........................... 93,255 14,625,182
JBT Marel Corp. ..................... 54,187 6,516,529
Kadant, Inc.
(b)
....................... 14,563 4,623,024
Kennametal, Inc. ..................... 94,072 2,159,893
Lincoln Electric Holdings, Inc. ............ 66,228 13,730,389
Lindsay Corp. ....................... 14,187 2,046,475
Luxfer Holdings plc ................... 55,101 671,130
Manitowoc Co., Inc. (The)
(a) (b)
............. 51,011 613,152
Microvast Holdings, Inc.
(a) (b)
.............. 322,128 1,169,325
Middleby Corp. (The)
(a) (b)
................ 63,071 9,082,224
Miller Industries, Inc. .................. 14,208 631,688
Mueller Industries, Inc. ................. 128,043 10,175,577
Mueller Water Products, Inc. , Class A ....... 186,844 4,491,730
Nordson Corp. ....................... 63,361 13,582,697
Omega Flex, Inc. ..................... 6,472 209,563
Oshkosh Corp. ...................... 76,377 8,671,844
Otis Worldwide Corp. .................. 462,201 45,767,143
PACCAR, Inc. ....................... 612,455 58,219,972
Parker-Hannifin Corp. .................. 149,769 104,609,153
Pentair plc ......................... 190,876 19,595,330
Proto Labs, Inc.
(a)
..................... 31,053 1,243,362
RBC Bearings, Inc.
(a)
.................. 36,691 14,118,697
REV Group, Inc. ..................... 61,124 2,908,891
Shyft Group, Inc. (The) ................. 41,377 518,868
Snap-on, Inc. ....................... 61,250 19,059,775
SPX Technologies, Inc.
(a)
................ 54,479 9,135,039
Standex International Corp. .............. 16,739 2,619,319
Stanley Black & Decker, Inc. ............. 183,773 12,450,621
Symbotic, Inc. , Class A
(a) (b)
............... 52,116 2,024,707
Tennant Co. ........................ 21,966 1,701,926
Terex Corp. ......................... 77,227 3,605,729
Timken Co. (The) ..................... 75,474 5,475,639
Titan International, Inc.
(a)
................ 69,898 717,852
Toro Co. (The) ....................... 119,279 8,430,640
Trinity Industries, Inc. .................. 103,892 2,806,123
Wabash National Corp. ................. 54,826 582,800
Watts Water Technologies, Inc. , Class A ...... 31,267 7,688,243
Westinghouse Air Brake Technologies Corp. ... 198,405 41,536,087
Worthington Enterprises, Inc. ............. 37,249 2,370,526
Xylem, Inc. ......................... 285,099 36,880,407
1,241,353,840
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ............ 58,293 761,889
Kirby Corp.
(a)
........................ 66,021 7,487,442
Matson, Inc. ........................ 39,276 4,373,383
12,622,714
Media — 0.5%
Altice USA, Inc. , Class A
(a) (b)
.............. 326,048 697,743
Boston Omaha Corp. , Class A
(a) (b)
.......... 52,235 733,379
Cable One, Inc. ...................... 6,237 847,047
Charter Communications, Inc. , Class A
(a) (b)
.... 111,835 45,719,266
Clear Channel Outdoor Holdings, Inc.
(a)
...... 485,553 568,097
Comcast Corp. , Class A ................ 4,367,199 155,865,332
DoubleVerify Holdings, Inc.
(a)
............. 172,037 2,575,394
EchoStar Corp. , Class A
(a) (b)
.............. 157,773 4,370,312
Fox Corp. , Class A, NVS ................ 268,785 15,062,711
Fox Corp. , Class B .................... 129,243 6,672,816
Gannett Co., Inc.
(a) (b)
................... 160,272 573,774

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Gray Media, Inc. ..................... 95,884 $ 434,355
Ibotta, Inc. , Class A
(a)
.................. 9,634 352,604
Integral Ad Science Holding Corp.
(a) (b)
....... 108,722 903,480
Interpublic Group of Cos., Inc. (The) ........ 425,961 10,427,525
John Wiley & Sons, Inc. , Class A .......... 50,612 2,258,814
Liberty Broadband Corp. , Class A
(a) (b)
........ 20,859 2,040,427
Liberty Broadband Corp. , Class C, NVS
(a)
.... 132,459 13,031,317
Magnite, Inc.
(a) (b)
...................... 156,737 3,780,496
National CineMedia, Inc. ................ 129,179 625,872
New York Times Co. (The) , Class A ......... 188,948 10,577,309
News Corp. , Class A, NVS .............. 443,045 13,167,298
News Corp. , Class B
(b)
................. 134,394 4,611,058
Nexstar Media Group, Inc. ............... 32,155 5,561,207
Omnicom Group, Inc. .................. 227,107 16,338,078
Paramount Global , Class B, NVS .......... 719,412 9,280,415
PubMatic, Inc. , Class A
(a) (b)
............... 54,328 675,840
Scholastic Corp. ..................... 34,937 732,978
Sinclair, Inc. , Class A .................. 51,130 706,617
Sirius XM Holdings, Inc. ................ 257,658 5,918,404
Stagwell, Inc. , Class A
(a) (b)
............... 128,787 579,542
TechTarget, Inc.
(a)
..................... 32,305 251,010
TEGNA, Inc. ........................ 188,358 3,156,880
Thryv Holdings, Inc.
(a) (b)
................. 69,707 847,637
Trade Desk, Inc. (The) , Class A
(a)
.......... 527,981 38,009,352
WideOpenWest, Inc.
(a) (b)
................ 81,895 332,494
378,286,880
Metals & Mining — 0.4%
Alcoa Corp. ......................... 305,437 9,013,446
Alpha Metallurgical Resources, Inc.
(a)
....... 12,813 1,441,206
Carpenter Technology Corp. ............. 58,032 16,038,884
Century Aluminum Co.
(a)
................ 60,849 1,096,499
Cleveland-Cliffs, Inc.
(a) (b)
................ 571,105 4,340,398
Coeur Mining, Inc.
(a) (b)
.................. 745,563 6,605,688
Commercial Metals Co. ................. 127,813 6,251,334
Compass Minerals International, Inc.
(a)
....... 42,102 845,829
Freeport-McMoRan, Inc. ................ 1,695,940 73,518,999
Hecla Mining Co. ..................... 736,716 4,412,929
Ivanhoe Electric, Inc.
(a) (b)
................ 108,024 979,778
Kaiser Aluminum Corp. ................. 21,502 1,718,010
Materion Corp. ...................... 24,780 1,966,789
McEwen Mining, Inc.
(a) (b)
................ 49,127 472,110
Metallus, Inc.
(a)
...................... 59,932 923,552
MP Materials Corp. , Class A
(a) (b)
........... 150,470 5,006,137
Newmont Corp. ...................... 1,309,370 76,283,896
Nucor Corp. ........................ 270,214 35,003,521
Olympic Steel, Inc. .................... 10,725 349,528
Radius Recycling, Inc. , Class A ........... 30,863 916,322
Ramaco Resources, Inc. , Class A .......... 48,376 635,661
Reliance, Inc. ....................... 61,394 19,271,577
Royal Gold, Inc. ...................... 79,645 14,164,067
Ryerson Holding Corp. ................. 34,941 753,677
Steel Dynamics, Inc. ................... 161,677 20,696,273
SunCoke Energy, Inc. .................. 114,717 985,419
USA Rare Earth, Inc.
(a) (b)
................ 68,645 752,006
Warrior Met Coal, Inc. .................. 62,812 2,878,674
Worthington Steel, Inc. ................. 49,731 1,483,476
308,805,685
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ................ 1,188,822 10,925,274
Annaly Capital Management, Inc. .......... 652,607 12,282,064
Apollo Commercial Real Estate Finance, Inc. .. 148,178 1,434,363
Arbor Realty Trust, Inc.
(b)
................ 190,696 2,040,447
Ares Commercial Real Estate Corp. ........ 96,590 460,734
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
ARMOUR Residential REIT, Inc. ........... 124,566 $ 2,093,955
Blackstone Mortgage Trust, Inc. , Class A ..... 194,752 3,748,976
BrightSpire Capital, Inc. , Class A .......... 215,034 1,085,922
Chimera Investment Corp. ............... 97,909 1,357,998
Claros Mortgage Trust, Inc. .............. 141,567 403,466
Dynex Capital, Inc. .................... 132,183 1,615,276
Ellington Financial, Inc. ................. 156,694 2,035,455
Franklin BSP Realty Trust, Inc. ............ 104,630 1,118,495
Granite Point Mortgage Trust, Inc. ......... 133,130 328,831
Invesco Mortgage Capital, Inc. ............ 66,892 524,433
KKR Real Estate Finance Trust, Inc. ........ 75,502 662,153
Ladder Capital Corp. , Class A ............ 131,452 1,413,109
MFA Financial, Inc. .................... 118,935 1,125,125
New York Mortgage Trust, Inc. ............ 107,361 719,319
Orchid Island Capital, Inc. ............... 129,589 908,419
PennyMac Mortgage Investment Trust ....... 101,394 1,303,927
Ready Capital Corp. ................... 230,766 1,008,447
Redwood Trust, Inc. ................... 183,521 1,084,609
Rithm Capital Corp. ................... 593,331 6,698,707
Starwood Property Trust, Inc. ............. 396,540 7,958,558
TPG RE Finance Trust, Inc. .............. 81,346 627,991
Two Harbors Investment Corp. ............ 124,520 1,341,080
66,307,133
Multi-Utilities — 0.6%
Ameren Corp. ....................... 313,897 30,146,668
Avista Corp. ........................ 104,571 3,968,469
Black Hills Corp. ..................... 84,224 4,724,966
CenterPoint Energy, Inc. ................ 767,535 28,199,236
CMS Energy Corp. .................... 341,264 23,642,770
Consolidated Edison, Inc. ............... 418,009 41,947,203
Dominion Energy, Inc. .................. 995,528 56,267,243
DTE Energy Co. ..................... 240,001 31,790,532
NiSource, Inc. ....................... 558,289 22,521,378
Northwestern Energy Group, Inc. .......... 84,159 4,317,357
Public Service Enterprise Group, Inc. ....... 584,621 49,213,396
Sempra ........................... 764,405 57,918,967
Unitil Corp. ......................... 24,585 1,282,108
WEC Energy Group, Inc. ................ 367,096 38,251,403
394,191,696
Office REITs — 0.1%
Brandywine Realty Trust ................ 192,201 824,542
BXP, Inc. .......................... 170,507 11,504,107
COPT Defense Properties ............... 132,334 3,649,772
Cousins Properties, Inc. ................ 195,511 5,871,195
Douglas Emmett, Inc. .................. 171,883 2,585,120
Easterly Government Properties, Inc. ....... 62,958 1,397,668
Empire State Realty Trust, Inc. , Class A ...... 180,967 1,464,023
Highwoods Properties, Inc. .............. 124,688 3,876,550
Hudson Pacific Properties, Inc.
(a)
.......... 175,517 480,917
JBG SMITH Properties
(b)
................ 97,560 1,687,788
Kilroy Realty Corp. .................... 125,322 4,299,798
NET Lease Office Properties
(a) (b)
........... 22,744 740,317
Orion Properties, Inc. .................. 147,337 313,828
Paramount Group, Inc.
(a)
................ 219,588 1,339,487
Peakstone Realty Trust , Class E .......... 48,317 638,267
Piedmont Realty Trust, Inc. , Class A ........ 143,893 1,048,980
Postal Realty Trust, Inc. , Class A .......... 53,012 780,867
SL Green Realty Corp. ................. 85,618 5,299,754
Vornado Realty Trust .................. 196,472 7,513,089
55,316,069
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp. ................ 415,573 7,875,108
Antero Resources Corp.
(a)
............... 346,302 13,949,045

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
APA Corp. ......................... 442,614 $ 8,095,410
Berry Corp. ......................... 90,162 249,749
BKV Corp.
(a) (b)
....................... 28,398 684,960
California Resources Corp. .............. 80,369 3,670,452
Calumet, Inc.
(a) (b)
..................... 81,815 1,288,995
Centrus Energy Corp. , Class A
(a) (b)
......... 17,967 3,291,195
Cheniere Energy, Inc. .................. 259,453 63,181,995
Chevron Corp. ....................... 1,901,959 272,341,509
Chord Energy Corp. ................... 69,873 6,767,200
Civitas Resources, Inc. ................. 96,713 2,661,542
Clean Energy Fuels Corp.
(a) (b)
............. 266,507 519,689
CNX Resources Corp.
(a) (b)
............... 175,155 5,899,220
Comstock Resources, Inc.
(a)
.............. 114,075 3,156,455
ConocoPhillips ...................... 1,477,043 132,549,839
Core Natural Resources, Inc. ............. 60,134 4,193,745
Coterra Energy, Inc. ................... 899,147 22,820,351
Crescent Energy, Inc. , Class A ............ 205,275 1,765,365
CVR Energy, Inc. ..................... 38,763 1,040,787
Delek US Holdings, Inc. ................ 84,525 1,790,239
Devon Energy Corp. ................... 751,437 23,903,211
Diamondback Energy, Inc. ............... 219,303 30,132,232
Dorian LPG Ltd. ...................... 48,811 1,190,012
DT Midstream, Inc. .................... 116,729 12,829,684
EOG Resources, Inc. .................. 635,904 76,060,477
EQT Corp. ......................... 705,152 41,124,465
Excelerate Energy, Inc. , Class A ........... 28,226 827,586
Expand Energy Corp. .................. 254,229 29,729,539
Exxon Mobil Corp. .................... 5,048,676 544,247,273
Gulfport Energy Corp.
(a) (b)
............... 13,665 2,748,988
Harvest Natural Resources, Inc.
(a) (d)
......... 8,626 —
Hess Corp. ......................... 323,679 44,842,489
HF Sinclair Corp. ..................... 178,992 7,352,991
Infinity Natural Resources, Inc. , Class A
(a)
.... 15,322 280,546
International Seaways, Inc. .............. 47,533 1,734,004
Kinder Morgan, Inc. ................... 2,278,877 66,998,984
Kinetik Holdings, Inc. , Class A ............ 44,168 1,945,600
Kosmos Energy Ltd.
(a) (b)
................. 548,027 942,606
Lightbridge Corp.
(a) (b)
................... 44,782 598,735
Magnolia Oil & Gas Corp. , Class A ......... 212,412 4,775,022
Marathon Petroleum Corp. .............. 359,827 59,770,863
Matador Resources Co. ................ 135,541 6,468,016
Murphy Oil Corp. ..................... 172,888 3,889,980
New Fortress Energy, Inc. , Class A
(a) (b)
....... 164,216 545,197
NextDecade Corp.
(a) (b)
.................. 178,088 1,586,764
Northern Oil & Gas, Inc. ................ 119,227 3,380,085
Occidental Petroleum Corp. .............. 833,173 35,001,598
ONEOK, Inc. ........................ 731,725 59,730,712
Ovintiv, Inc. ......................... 311,198 11,841,084
Par Pacific Holdings, Inc.
(a)
.............. 63,151 1,675,396
PBF Energy, Inc. , Class A ............... 117,588 2,548,132
Peabody Energy Corp. ................. 148,649 1,994,870
Permian Resources Corp. , Class A ......... 768,784 10,470,838
Phillips 66 .......................... 477,887 57,011,919
Range Resources Corp. ................ 293,405 11,932,781
REX American Resources Corp.
(a)
......... 18,474 899,868
Sable Offshore Corp. , Class A
(a) (b)
.......... 84,502 1,857,354
SandRidge Energy, Inc. ................ 52,283 565,702
Sitio Royalties Corp. , Class A ............. 105,289 1,935,212
SM Energy Co. ...................... 144,694 3,575,389
Talos Energy, Inc.
(a)
................... 168,762 1,431,102
Targa Resources Corp. ................. 255,578 44,491,018
Texas Pacific Land Corp. ................ 21,970 23,208,888
Uranium Energy Corp.
(a) (b)
............... 497,412 3,382,402
VAALCO Energy, Inc. .................. 124,929 450,994
Valero Energy Corp. ................... 366,783 49,302,971
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Venture Global, Inc. , Class A
(b)
............ 95,470 $ 1,487,423
Viper Energy, Inc. , Class A .............. 149,109 5,685,526
Vital Energy, Inc.
(a) (b)
................... 31,463 506,240
Vitesse Energy, Inc. ................... 35,808 790,999
Williams Cos., Inc. (The) ................ 1,435,381 90,156,281
World Kinect Corp. .................... 74,619 2,115,449
1,949,748,347
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............... 20,715 564,277
Louisiana-Pacific Corp. ................. 71,557 6,153,186
Magnera Corp.
(a) (b)
.................... 50,136 605,643
Mercer International, Inc. ................ 75,842 265,447
Sylvamo Corp. ...................... 41,406 2,074,441
9,662,994
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 143,150 7,083,062
Allegiant Travel Co.
(a)
.................. 19,348 1,063,172
American Airlines Group, Inc.
(a)
............ 784,346 8,800,362
Delta Air Lines, Inc. ................... 761,312 37,441,324
Frontier Group Holdings, Inc.
(a) (b)
........... 80,906 293,689
JetBlue Airways Corp.
(a) (b)
............... 336,573 1,423,704
Joby Aviation, Inc. , Class A
(a) (b)
............ 600,993 6,340,476
SkyWest, Inc.
(a)
...................... 50,927 5,243,953
Southwest Airlines Co. ................. 669,397 21,715,239
Sun Country Airlines Holdings, Inc.
(a)
........ 43,553 511,748
United Airlines Holdings, Inc.
(a)
............ 383,528 30,540,335
120,457,064
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................. 149,769 8,676,118
Coty, Inc. , Class A
(a)
................... 452,159 2,102,539
Edgewell Personal Care Co. ............. 62,841 1,471,108
elf Beauty, Inc.
(a)
..................... 65,152 8,107,515
Estee Lauder Cos., Inc. (The) , Class A ...... 275,368 22,249,734
Herbalife Ltd.
(a) (b)
..................... 125,123 1,078,560
Honest Co., Inc. (The)
(a) (b)
............... 120,932 615,544
Interparfums, Inc. ..................... 22,136 2,906,678
Kenvue, Inc. ........................ 2,249,463 47,081,261
Nu Skin Enterprises, Inc. , Class A .......... 62,754 501,405
Olaplex Holdings, Inc.
(a) (b)
............... 228,943 320,520
USANA Health Sciences, Inc.
(a)
........... 20,494 625,682
95,736,664
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 184,822 1,495,210
Amphastar Pharmaceuticals, Inc.
(a)
......... 44,206 1,014,970
ANI Pharmaceuticals, Inc.
(a)
.............. 25,233 1,646,453
Aquestive Therapeutics, Inc.
(a) (b)
........... 149,689 495,471
Arvinas, Inc.
(a)
....................... 86,423 636,073
Atea Pharmaceuticals, Inc.
(a) (b)
............ 173,320 623,952
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 123,607 1,093,922
Axsome Therapeutics, Inc.
(a)
............. 50,636 5,285,892
Bristol-Myers Squibb Co. ................ 2,386,921 110,490,573
Collegium Pharmaceutical, Inc.
(a) (b)
......... 40,399 1,194,598
Corcept Therapeutics, Inc.
(a) (b)
............ 111,329 8,171,549
CorMedix, Inc.
(a) (b)
.................... 90,881 1,119,654
Edgewise Therapeutics, Inc.
(a) (b)
........... 80,784 1,059,078
Elanco Animal Health, Inc.
(a) (b)
............ 595,574 8,504,797
Eli Lilly & Co. ....................... 922,569 719,170,213
Enliven Therapeutics, Inc.
(a) (b)
............. 37,219 746,613
Esperion Therapeutics, Inc.
(a) (b)
............ 320,688 315,685
Evolus, Inc.
(a) (b)
...................... 65,899 606,930
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 100,347 944,265
Harmony Biosciences Holdings, Inc.
(a)
....... 44,336 1,401,018

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Harrow, Inc.
(a) (b)
...................... 33,638 $ 1,027,304
Impact BioMedical, Inc.
(a)
................ 6 4
Innoviva, Inc.
(a)
...................... 76,580 1,538,492
Jazz Pharmaceuticals plc
(a)
.............. 71,792 7,618,567
Johnson & Johnson ................... 2,815,772 430,109,173
LENZ Therapeutics, Inc.
(a) (b)
.............. 24,180 708,716
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 25,249 2,870,306
Liquidia Corp.
(a) (b)
..................... 59,392 740,024
Merck & Co., Inc. ..................... 2,945,167 233,139,420
Mind Medicine MindMed, Inc.
(a) (b)
.......... 96,336 625,221
Nuvation Bio, Inc. , Class A
(a) (b)
............ 378,963 738,978
Ocular Therapeutix, Inc.
(a) (b)
.............. 167,954 1,558,613
Omeros Corp.
(a) (b)
..................... 62,640 187,920
Organon & Co. ...................... 305,017 2,952,565
Pacira BioSciences, Inc.
(a)
............... 63,146 1,509,189
Perrigo Co. plc ...................... 158,014 4,222,134
Pfizer, Inc. ......................... 6,671,066 161,706,640
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 71,335 684,103
Phibro Animal Health Corp. , Class A ........ 27,874 711,902
Prestige Consumer Healthcare, Inc.
(a)
....... 62,351 4,978,727
Royalty Pharma plc , Class A ............. 432,546 15,584,632
Scilex Holding Co.
(a) (b)
.................. 1,436 8,458
SIGA Technologies, Inc. ................ 56,043 365,400
Supernus Pharmaceuticals, Inc.
(a)
.......... 73,793 2,325,955
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 49,321 1,997,994
Theravance Biopharma, Inc.
(a) (b)
........... 90,327 996,307
Trevi Therapeutics, Inc.
(a)
............... 101,240 553,783
Viatris, Inc. ......................... 1,423,720 12,713,820
WaVe Life Sciences Ltd.
(a) (b)
.............. 153,496 997,724
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 166,760 778,769
Zevra Therapeutics, Inc.
(a) (b)
.............. 86,824 764,919
Zoetis, Inc. , Class A ................... 522,680 81,511,946
1,842,244,621
Professional Services — 0.8%
Acuren Corp.
(a) (b)
..................... 104,145 1,149,761
Alight, Inc. , Class A ................... 542,365 3,069,786
Amentum Holdings, Inc.
(a) (b)
.............. 176,635 4,170,352
Automatic Data Processing, Inc. ........... 473,798 146,119,303
Barrett Business Services, Inc. ............ 40,512 1,688,945
Booz Allen Hamilton Holding Corp. ......... 149,125 15,528,386
Broadridge Financial Solutions, Inc. ........ 136,856 33,260,114
CACI International, Inc. , Class A
(a) (b)
........ 26,024 12,405,641
CBIZ, Inc.
(a) (b)
........................ 62,894 4,510,129
Clarivate plc
(a) (b)
...................... 519,806 2,235,166
Concentrix Corp. ..................... 55,319 2,923,886
Conduent, Inc.
(a) (b)
.................... 271,236 716,063
CRA International, Inc. ................. 10,374 1,943,776
CSG Systems International, Inc. ........... 32,572 2,127,277
Dayforce, Inc.
(a) (b)
..................... 189,761 10,510,862
Dun & Bradstreet Holdings, Inc. ........... 368,454 3,349,247
Equifax, Inc. ........................ 146,379 37,966,321
ExlService Holdings, Inc.
(a)
.............. 194,088 8,499,113
Exponent, Inc. ....................... 59,764 4,464,968
First Advantage Corp.
(a) (b)
............... 88,967 1,477,742
Franklin Covey Co.
(a) (b)
................. 20,041 457,336
FTI Consulting, Inc.
(a)
.................. 39,693 6,410,419
Genpact Ltd. ........................ 186,787 8,220,496
Heidrick & Struggles International, Inc. ...... 34,561 1,581,511
Huron Consulting Group, Inc.
(a) (b)
.......... 19,848 2,729,894
ICF International, Inc. .................. 22,769 1,928,762
Innodata, Inc.
(a) (b)
..................... 35,332 1,809,705
Insperity, Inc. ........................ 41,056 2,468,287
Jacobs Solutions, Inc. .................. 138,454 18,199,778
KBR, Inc. .......................... 148,129 7,101,304
Security
Shares
Shares Value
Professional Services (continued)
Kelly Services, Inc. , Class A, NVS ......... 52,806 $ 618,358
Kforce, Inc. ......................... 24,943 1,025,906
Korn Ferry ......................... 62,869 4,610,184
Legalzoom.com, Inc.
(a)
................. 132,245 1,178,303
Leidos Holdings, Inc. .................. 150,186 23,693,343
ManpowerGroup, Inc. .................. 59,582 2,407,113
Maximus, Inc. ....................... 65,271 4,582,024
NV5 Global, Inc.
(a)
.................... 70,479 1,627,360
Parsons Corp.
(a) (b)
..................... 54,166 3,887,494
Paychex, Inc. ....................... 374,464 54,469,533
Paycom Software, Inc. ................. 56,627 13,103,488
Paylocity Holding Corp.
(a)
............... 50,908 9,224,021
Planet Labs PBC , Class A
(a) (b)
............. 294,071 1,793,833
Resources Connection, Inc. .............. 41,640 223,607
Robert Half, Inc. ..................... 120,360 4,940,778
Science Applications International Corp. ..... 55,447 6,243,887
Spire Global, Inc. , Class A
(a) (b)
............ 38,061 452,926
SS&C Technologies Holdings, Inc. ......... 252,567 20,912,548
TransUnion ......................... 229,540 20,199,520
TriNet Group, Inc. .................... 33,808 2,472,717
UL Solutions, Inc. , Class A ............... 69,819 5,087,012
Upwork, Inc.
(a) (b)
...................... 155,741 2,093,159
Verisk Analytics, Inc. ................... 162,068 50,484,182
Verra Mobility Corp. , Class A
(a)
............ 200,136 5,081,453
Willdan Group, Inc.
(a)
.................. 16,552 1,034,666
590,471,745
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............. 133,034 481,583
CBRE Group, Inc. , Class A
(a)
............. 344,164 48,224,260
Compass, Inc. , Class A
(a) (b)
.............. 498,683 3,131,729
CoStar Group, Inc.
(a)
................... 493,433 39,672,013
Cushman & Wakefield plc
(a)
.............. 163,287 1,807,587
eXp World Holdings, Inc. ................ 135,039 1,228,855
Forestar Group, Inc.
(a)
.................. 25,078 501,560
FRP Holdings, Inc.
(a)
................... 19,436 522,634
Howard Hughes Holdings, Inc.
(a) (b)
.......... 39,801 2,686,568
Jones Lang LaSalle, Inc.
(a)
............... 55,506 14,197,325
Kennedy-Wilson Holdings, Inc. ............ 155,316 1,056,149
Marcus & Millichap, Inc. ................ 30,589 939,388
Newmark Group, Inc. , Class A ............ 184,239 2,238,504
Opendoor Technologies, Inc.
(a) (b)
........... 700,267 373,242
RE/MAX Holdings, Inc. , Class A
(a)
.......... 42,417 346,971
Redfin Corp.
(a) (b)
...................... 146,271 1,636,772
RMR Group, Inc. (The) , Class A ........... 24,296 397,240
St. Joe Co. (The) ..................... 44,791 2,136,531
Tejon Ranch Co.
(a) (b)
................... 42,518 721,105
Zillow Group, Inc. , Class A
(a) (b)
............ 74,943 5,132,846
Zillow Group, Inc. , Class C, NVS
(a) (b)
........ 178,247 12,486,202
139,919,064
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 373,214 13,461,829
Apartment Investment & Management Co. , Class
A ............................. 172,355 1,490,871
AvalonBay Communities, Inc. ............ 161,133 32,790,565
Camden Property Trust ................. 122,668 13,823,457
Centerspace ........................ 19,832 1,193,688
Elme Communities .................... 126,157 2,005,896
Equity LifeStyle Properties, Inc. ........... 213,971 13,195,591
Equity Residential .................... 393,212 26,537,878
Essex Property Trust, Inc. ............... 74,035 20,981,519
Independence Realty Trust, Inc. ........... 274,185 4,850,333
Invitation Homes, Inc. .................. 674,416 22,120,845
Mid-America Apartment Communities, Inc. .... 136,163 20,153,486

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs (continued)
NexPoint Residential Trust, Inc. ........... 32,751 $ 1,091,263
Sun Communities, Inc. ................. 138,689 17,542,772
UDR, Inc. .......................... 356,052 14,537,603
UMH Properties, Inc. .................. 101,233 1,699,702
Veris Residential, Inc. .................. 104,172 1,551,121
209,028,419
Retail REITs — 0.3%
Acadia Realty Trust
(b)
.................. 181,564 3,371,643
Agree Realty Corp. ................... 114,402 8,358,210
Alexander's, Inc. ..................... 2,331 525,221
Brixmor Property Group, Inc. ............. 354,844 9,240,138
CBL & Associates Properties, Inc. .......... 29,018 736,767
Curbline Properties Corp. ............... 128,953 2,943,997
Federal Realty Investment Trust ........... 92,429 8,779,831
Getty Realty Corp. .................... 64,539 1,783,858
InvenTrust Properties Corp. .............. 91,769 2,514,470
Kimco Realty Corp. ................... 817,444 17,182,673
Kite Realty Group Trust ................. 259,179 5,870,404
Macerich Co. (The) ................... 303,406 4,909,109
NETSTREIT Corp. .................... 102,182 1,729,941
NNN REIT, Inc. ...................... 206,426 8,913,475
Phillips Edison & Co., Inc. ............... 154,779 5,421,908
Realty Income Corp. ................... 1,050,365 60,511,528
Regency Centers Corp. ................ 184,920 13,171,852
Saul Centers, Inc. .................... 26,743 913,006
Simon Property Group, Inc. .............. 359,706 57,826,336
SITE Centers Corp. ................... 53,538 605,515
Tanger, Inc. ......................... 131,574 4,023,533
Urban Edge Properties ................. 169,136 3,156,078
Whitestone REIT ..................... 54,902 685,177
223,174,670
Semiconductors & Semiconductor Equipment — 11.5%
ACM Research, Inc. , Class A
(a) (b)
........... 60,376 1,563,738
Advanced Micro Devices, Inc.
(a)
........... 1,903,449 270,099,413
Aehr Test Systems
(a) (b)
.................. 52,137 674,131
Allegro MicroSystems, Inc.
(a)
............. 150,131 5,132,979
Alpha & Omega Semiconductor Ltd.
(a)
....... 31,532 809,111
Ambarella, Inc.
(a)
..................... 45,213 2,986,997
Amkor Technology, Inc. ................. 122,785 2,577,257
Analog Devices, Inc. ................... 581,719 138,460,756
Applied Materials, Inc. ................. 951,720 174,231,380
Astera Labs, Inc.
(a) (b)
................... 24,828 2,244,948
Axcelis Technologies, Inc.
(a) (b)
............. 38,461 2,680,347
Broadcom, Inc. ...................... 5,513,563 1,519,813,641
CEVA, Inc.
(a) (b)
....................... 34,715 763,036
Cirrus Logic, Inc.
(a)
.................... 61,832 6,446,295
Cohu, Inc.
(a)
........................ 55,294 1,063,857
Credo Technology Group Holding Ltd.
(a)
...... 172,132 15,937,702
Diodes, Inc.
(a)
....................... 54,020 2,857,118
Enphase Energy, Inc.
(a)
................. 155,350 6,159,628
Entegris, Inc. ........................ 176,408 14,227,305
First Solar, Inc.
(a) (b)
.................... 125,928 20,846,121
FormFactor, Inc.
(a)
.................... 93,459 3,215,924
Ichor Holdings Ltd.
(a)
................... 48,423 951,028
Impinj, Inc.
(a) (b)
....................... 28,131 3,124,510
indie Semiconductor, Inc. , Class A
(a) (b)
....... 177,866 633,203
Intel Corp. ......................... 5,118,194 114,647,546
KLA Corp. .......................... 154,961 138,804,766
Kulicke & Soffa Industries, Inc. ............ 70,054 2,423,868
Lam Research Corp. .................. 1,500,083 146,018,079
Lattice Semiconductor Corp.
(a)
............ 162,058 7,939,221
MACOM Technology Solutions Holdings, Inc.
(a)
. 68,990 9,885,577
Marvell Technology, Inc. ................ 1,013,180 78,420,132
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc.
(a)
..................... 90,001 $ 1,278,914
Microchip Technology, Inc. ............... 629,039 44,265,474
Micron Technology, Inc. ................. 1,310,702 161,544,021
MKS, Inc. .......................... 79,503 7,899,418
Monolithic Power Systems, Inc. ............ 55,793 40,805,884
Navitas Semiconductor Corp.
(a) (b)
.......... 193,787 1,269,305
NVE Corp. ......................... 7,640 562,380
NVIDIA Corp. ....................... 28,596,023 4,517,885,674
NXP Semiconductors NV ............... 295,742 64,616,670
ON Semiconductor Corp.
(a) (b)
............. 492,320 25,802,491
Onto Innovation, Inc.
(a)
................. 58,418 5,896,129
PDF Solutions, Inc.
(a)
.................. 38,560 824,413
Penguin Solutions, Inc.
(a) (b)
............... 64,242 1,272,634
Photronics, Inc.
(a)
..................... 75,295 1,417,805
Power Integrations, Inc. ................ 66,177 3,699,294
Qorvo, Inc.
(a)
........................ 111,283 9,449,040
QUALCOMM, Inc. .................... 1,285,224 204,684,774
Rambus, Inc.
(a)
...................... 126,340 8,088,287
Rigetti Computing, Inc.
(a) (b)
............... 294,989 3,498,570
Semtech Corp.
(a) (b)
.................... 98,227 4,433,967
Silicon Laboratories, Inc.
(a)
............... 40,734 6,002,562
SiTime Corp.
(a) (b)
..................... 22,250 4,741,030
Skyworks Solutions, Inc. ................ 175,619 13,087,128
SolarEdge Technologies, Inc.
(a) (b)
.......... 65,763 1,341,565
Synaptics, Inc.
(a)
..................... 49,791 3,227,453
Teradyne, Inc. ....................... 189,581 17,047,124
Texas Instruments, Inc. ................. 1,064,365 220,983,461
Ultra Clean Holdings, Inc.
(a)
.............. 52,608 1,187,363
Universal Display Corp. ................ 51,386 7,937,082
Veeco Instruments, Inc.
(a) (b)
.............. 74,555 1,514,958
8,081,904,484
Software — 11.2%
8x8, Inc.
(a)
.......................... 200,793 393,554
A10 Networks, Inc. .................... 81,497 1,576,967
ACI Worldwide, Inc.
(a)
.................. 128,267 5,888,738
Adeia, Inc. ......................... 139,867 1,977,719
Adobe, Inc.
(a)
........................ 499,580 193,277,510
Agilysys, Inc.
(a)
...................... 26,389 3,025,235
Alarm.com Holdings, Inc.
(a)
.............. 58,740 3,322,922
Alkami Technology, Inc.
(a) (b)
.............. 87,135 2,626,249
Amplitude, Inc. , Class A
(a)
............... 112,567 1,395,831
ANSYS, Inc.
(a)
....................... 102,416 35,970,548
Appfolio, Inc. , Class A
(a)
................ 27,024 6,223,087
Appian Corp. , Class A
(a)
................ 60,311 1,800,886
AppLovin Corp. , Class A
(a)
............... 259,787 90,946,233
Asana, Inc. , Class A
(a)
.................. 103,294 1,394,469
Atlassian Corp. , Class A
(a)
............... 194,390 39,478,665
Aurora Innovation, Inc. , Class A
(a) (b)
......... 1,232,930 6,460,553
Autodesk, Inc.
(a)
...................... 250,433 77,526,544
AvePoint, Inc. , Class A
(a) (b)
............... 139,110 2,686,214
Bentley Systems, Inc. , Class B ............ 187,195 10,102,914
BILL Holdings, Inc.
(a)
................... 114,739 5,307,826
Blackbaud, Inc.
(a)
..................... 50,190 3,222,700
BlackLine, Inc.
(a) (b)
.................... 59,593 3,374,156
Blend Labs, Inc. , Class A
(a) (b)
............. 228,366 753,608
Box, Inc. , Class A
(a)
................... 169,855 5,803,945
Braze, Inc. , Class A
(a)
.................. 85,682 2,407,664
C3.ai, Inc. , Class A
(a) (b)
................. 147,202 3,616,753
Cadence Design Systems, Inc.
(a)
.......... 320,822 98,861,299
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 564,972 5,316,387
Cerence, Inc.
(a) (b)
..................... 50,524 515,850
Cipher Mining, Inc.
(a) (b)
.................. 283,132 1,353,371
Circle Internet Group, Inc.
(a) (b)
............. 41,900 7,596,051
Cleanspark, Inc.
(a) (b)
................... 347,595 3,833,973

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Clear Secure, Inc. , Class A .............. 106,683 $ 2,961,520
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 281,186 6,166,409
Commvault Systems, Inc.
(a)
.............. 50,687 8,836,265
Confluent, Inc. , Class A
(a) (b)
.............. 341,883 8,523,143
Consensus Cloud Solutions, Inc.
(a)
......... 24,799 571,865
Core Scientific, Inc.
(a) (b)
................. 354,917 6,058,433
Crowdstrike Holdings, Inc. , Class A
(a)
........ 292,585 149,016,466
Datadog, Inc. , Class A
(a)
................ 376,978 50,639,455
Digimarc Corp.
(a) (b)
.................... 22,394 295,825
Digital Turbine, Inc.
(a) (b)
................. 138,585 817,651
DocuSign, Inc.
(a)
..................... 237,101 18,467,797
Dolby Laboratories, Inc. , Class A .......... 68,509 5,087,478
Domo, Inc. , Class B
(a)
.................. 53,039 740,955
Dropbox, Inc. , Class A
(a)
................ 229,827 6,573,052
D-Wave Quantum, Inc.
(a) (b)
............... 319,159 4,672,488
Dynatrace, Inc.
(a)
..................... 353,592 19,521,814
E2open Parent Holdings, Inc. , Class A
(a)
..... 237,334 766,589
Elastic NV
(a)
........................ 104,353 8,800,088
Exodus Movement, Inc. , Class A
(a) (b)
........ 6,533 188,346
Fair Isaac Corp.
(a)
..................... 28,591 52,263,204
Five9, Inc.
(a) (b)
....................... 94,421 2,500,268
Fortinet, Inc.
(a)
....................... 745,308 78,793,962
Freshworks, Inc. , Class A
(a) (b)
............. 241,895 3,606,654
Gen Digital, Inc. ...................... 634,191 18,645,215
Gitlab, Inc. , Class A
(a) (b)
................. 153,200 6,910,852
Guidewire Software, Inc.
(a)
............... 98,504 23,192,767
HubSpot, Inc.
(a)
...................... 62,025 34,524,976
Hut 8 Corp.
(a) (b)
...................... 103,332 1,921,975
I3 Verticals, Inc. , Class A
(a) (b)
............. 29,281 804,642
Informatica, Inc. , Class A
(a)
.............. 96,635 2,353,062
Intapp, Inc.
(a)
........................ 65,076 3,359,223
InterDigital, Inc.
(b)
..................... 28,960 6,493,701
Intuit, Inc. .......................... 328,279 258,562,389
Jamf Holding Corp.
(a)
.................. 82,613 785,650
Klaviyo, Inc. , Class A
(a) (b)
................ 126,250 4,239,475
LiveRamp Holdings, Inc.
(a)
............... 85,270 2,817,321
Manhattan Associates, Inc.
(a)
............. 72,088 14,235,217
MARA Holdings, Inc.
(a) (b)
................ 405,555 6,359,102
Meridianlink, Inc.
(a) (b)
................... 39,914 647,804
Microsoft Corp. ...................... 8,713,988 4,334,424,771
MicroStrategy, Inc. , Class A
(a) (b)
............ 297,664 120,324,719
Mitek Systems, Inc.
(a) (b)
................. 74,939 741,896
N-able, Inc.
(a)
........................ 97,413 789,045
nCino, Inc.
(a) (b)
....................... 113,873 3,185,028
NCR Voyix Corp.
(a) (b)
................... 204,904 2,403,524
NextNav, Inc.
(a)
...................... 69,108 1,050,442
Nutanix, Inc. , Class A
(a)
................. 291,775 22,303,281
Olo, Inc. , Class A
(a)
.................... 154,723 1,377,035
ON24, Inc.
(a)
........................ 102,523 556,700
OneSpan, Inc. ....................... 46,050 768,575
Onestream, Inc.
(a) (b)
................... 98,209 2,779,315
Ooma, Inc.
(a)
........................ 50,889 656,468
Oracle Corp. ........................ 1,906,755 416,873,846
PagerDuty, Inc.
(a)
..................... 116,642 1,782,290
Palantir Technologies, Inc. , Class A
(a)
....... 2,494,632 340,068,234
Palo Alto Networks, Inc.
(a) (b)
.............. 774,309 158,454,594
Pegasystems, Inc.
(b)
................... 106,314 5,754,777
Porch Group, Inc.
(a) (b)
.................. 152,320 1,795,853
Procore Technologies, Inc.
(a) (b)
............ 126,464 8,652,667
Progress Software Corp. ................ 52,544 3,354,409
PROS Holdings, Inc.
(a)
................. 51,241 802,434
PTC, Inc.
(a) (b)
........................ 139,677 24,071,934
Q2 Holdings, Inc.
(a)
.................... 72,878 6,820,652
Qualys, Inc.
(a)
....................... 43,754 6,251,134
Rapid7, Inc.
(a) (b)
...................... 73,616 1,702,738
Security
Shares
Shares Value
Software (continued)
Red Violet, Inc. ...................... 18,674 $ 918,761
RingCentral, Inc. , Class A
(a)
.............. 99,131 2,810,364
Riot Platforms, Inc.
(a) (b)
................. 370,441 4,185,983
Roper Technologies, Inc. ................ 124,188 70,394,726
Rubrik, Inc. , Class A
(a) (b)
................. 145,583 13,042,781
SailPoint, Inc.
(a) (b)
..................... 72,981 1,668,346
Salesforce, Inc. ...................... 1,123,964 306,493,743
Samsara, Inc. , Class A
(a) (b)
............... 332,966 13,245,387
SEMrush Holdings, Inc. , Class A
(a)
......... 45,495 411,730
SentinelOne, Inc. , Class A
(a)
.............. 386,852 7,071,655
ServiceNow, Inc.
(a)
.................... 242,647 249,460,528
ServiceTitan, Inc. , Class A
(a)
.............. 11,639 1,247,468
SoundHound AI, Inc. , Class A
(a) (b)
.......... 439,400 4,714,762
Sprinklr, Inc. , Class A
(a)
................. 132,041 1,117,067
Sprout Social, Inc. , Class A
(a)
............. 66,458 1,389,637
SPS Commerce, Inc.
(a)
................. 45,115 6,139,700
SRAX, Inc.
(a) (b)
....................... 10,903 654
Synopsys, Inc.
(a) (b)
.................... 181,437 93,019,121
Tenable Holdings, Inc.
(a)
................ 144,757 4,889,891
Teradata Corp.
(a)
..................... 120,705 2,692,929
Terawulf, Inc.
(a) (b)
..................... 382,219 1,674,119
Tyler Technologies, Inc.
(a)
............... 50,028 29,658,600
UiPath, Inc. , Class A
(a) (b)
................ 504,386 6,456,141
Unity Software, Inc.
(a) (b)
................. 359,617 8,702,731
Varonis Systems, Inc.
(a) (b)
................ 134,182 6,809,736
Verint Systems, Inc.
(a) (b)
................. 71,224 1,400,976
Vertex, Inc. , Class A
(a) (b)
................. 62,693 2,215,257
Weave Communications, Inc.
(a)
........... 49,280 410,010
Workday, Inc. , Class A
(a)
................ 253,435 60,824,400
Workiva, Inc. , Class A
(a) (b)
............... 61,254 4,192,836
Xperi, Inc.
(a) (b)
....................... 51,058 403,869
Yext, Inc.
(a)
......................... 131,319 1,116,212
Zeta Global Holdings Corp. , Class A
(a)
....... 238,749 3,698,222
Zoom Communications, Inc. , Class A
(a)
...... 305,448 23,818,835
Zscaler, Inc.
(a) (b)
...................... 113,249 35,553,391
7,889,358,448
Specialized REITs — 0.9%
American Tower Corp. ................. 547,057 120,910,538
Crown Castle, Inc. .................... 513,224 52,723,502
CubeSmart ......................... 260,725 11,080,812
Digital Realty Trust, Inc. ................ 372,354 64,912,473
EPR Properties ...................... 93,897 5,470,439
Equinix, Inc. ........................ 114,555 91,125,066
Extra Space Storage, Inc. ............... 247,755 36,528,997
Farmland Partners, Inc. ................ 81,258 935,280
Four Corners Property Trust, Inc. .......... 135,118 3,636,025
Gaming & Leisure Properties, Inc. ......... 320,928 14,980,919
Gladstone Land Corp. ................. 52,330 532,196
Iron Mountain, Inc. .................... 345,855 35,474,347
Lamar Advertising Co. , Class A ........... 102,414 12,428,963
Millrose Properties, Inc. , Class A ........... 144,494 4,119,524
National Storage Affiliates Trust ........... 87,481 2,798,517
Outfront Media, Inc. ................... 183,850 3,000,432
PotlatchDeltic Corp. ................... 87,923 3,373,606
Public Storage ....................... 184,838 54,235,166
Rayonier, Inc. ....................... 165,581 3,672,587
Safehold, Inc. ....................... 70,099 1,090,740
SBA Communications Corp. ............. 125,880 29,561,659
Smartstop Self Storage REIT, Inc. .......... 38,703 1,402,210
Uniti Group, Inc.
(a)
.................... 300,062 1,296,268
VICI Properties, Inc. ................... 1,225,420 39,948,692
Weyerhaeuser Co. .................... 852,900 21,911,001
617,149,959

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail — 1.9%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 59,202 $ 4,904,886
Academy Sports & Outdoors, Inc.
(b)
......... 79,715 3,572,029
Advance Auto Parts, Inc. ................ 69,108 3,212,831
American Eagle Outfitters, Inc. ............ 220,840 2,124,481
America's Car-Mart, Inc.
(a) (b)
.............. 8,415 471,577
Arhaus, Inc. , Class A
(a)
................. 56,571 490,471
Arko Corp. ......................... 97,305 411,600
Asbury Automotive Group, Inc.
(a)
........... 23,686 5,650,058
AutoNation, Inc.
(a)
..................... 29,313 5,823,027
AutoZone, Inc.
(a)
..................... 19,636 72,893,348
Bath & Body Works, Inc. ................ 258,659 7,749,424
Best Buy Co., Inc. .................... 226,082 15,176,885
Boot Barn Holdings, Inc.
(a)
............... 35,449 5,388,248
Buckle, Inc. (The) .................... 35,685 1,618,315
Build-A-Bear Workshop, Inc. ............. 18,071 931,741
Burlington Stores, Inc.
(a)
................ 74,197 17,261,190
Caleres, Inc. ........................ 43,776 534,943
Camping World Holdings, Inc. , Class A ...... 69,990 1,203,128
CarMax, Inc.
(a)
....................... 174,205 11,708,318
Carvana Co. , Class A
(a) (b)
................ 146,042 49,210,312
Chewy, Inc. , Class A
(a)
................. 257,344 10,968,001
Children's Place, Inc. (The)
(a)
............. 14,707 65,152
Dick's Sporting Goods, Inc. .............. 66,099 13,075,043
EVgo, Inc. , Class A
(a) (b)
................. 155,949 569,214
Five Below, Inc.
(a)
..................... 65,283 8,563,824
Floor & Decor Holdings, Inc. , Class A
(a)
...... 124,445 9,452,842
Foot Locker, Inc.
(a)
.................... 98,113 2,403,769
GameStop Corp. , Class A
(a) (b)
............. 477,074 11,635,835
Gap, Inc. (The) ...................... 260,857 5,689,291
GCI Liberty, Inc., Escrow
(a) (d)
............. 83,651 1
Genesco, Inc.
(a) (b)
..................... 18,019 354,794
Group 1 Automotive, Inc.
(b)
............... 14,634 6,390,814
Guess?, Inc. ........................ 60,125 726,911
Haverty Furniture Cos., Inc. .............. 19,259 391,921
Home Depot, Inc. (The) ................ 1,165,446 427,299,121
Leslie's, Inc.
(a)
....................... 314,654 132,123
Lithia Motors, Inc. , Class A .............. 31,134 10,517,688
Lowe's Cos., Inc. ..................... 655,610 145,460,191
MarineMax, Inc.
(a)
..................... 23,082 580,282
Monro, Inc. ......................... 40,817 608,582
Murphy USA, Inc. .................... 20,835 8,475,678
National Vision Holdings, Inc.
(a)
........... 93,427 2,149,755
ODP Corp. (The)
(a) (b)
................... 38,379 695,811
O'Reilly Automotive, Inc.
(a) (b)
.............. 1,000,994 90,219,589
Penske Automotive Group, Inc. ........... 22,990 3,949,912
Petco Health & Wellness Co., Inc.
(a) (b)
....... 164,039 464,230
PetMed Express, Inc.
(a)
................. 75,407 250,351
RealReal, Inc. (The)
(a) (b)
................. 137,695 659,559
Revolve Group, Inc. , Class A
(a) (b)
........... 45,282 907,904
RH
(a) (b)
............................ 17,743 3,353,604
Ross Stores, Inc. ..................... 384,266 49,024,656
Sally Beauty Holdings, Inc.
(a) (b)
............ 123,954 1,147,814
Shoe Carnival, Inc. .................... 28,978 542,178
Signet Jewelers Ltd. ................... 50,041 3,980,762
Sonic Automotive, Inc. , Class A ........... 19,588 1,565,669
Stitch Fix, Inc. , Class A
(a) (b)
............... 162,668 601,872
ThredUp, Inc. , Class A
(a)
................ 132,537 992,702
TJX Cos., Inc. (The) ................... 1,304,194 161,054,917
Tractor Supply Co. .................... 622,651 32,857,293
Ulta Beauty, Inc.
(a)
.................... 52,930 24,761,713
Upbound Group, Inc. .................. 61,215 1,536,497
Urban Outfitters, Inc.
(a)
................. 63,966 4,640,094
Valvoline, Inc.
(a) (b)
..................... 152,452 5,773,357
Victoria's Secret & Co.
(a) (b)
............... 93,289 1,727,712
Warby Parker, Inc. , Class A
(a) (b)
............ 116,043 2,544,823
Security
Shares
Shares Value
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
................ 125,658 $ 6,426,150
Williams-Sonoma, Inc. ................. 144,189 23,556,157
Winmark Corp. ...................... 2,925 1,104,509
Zumiez, Inc.
(a)
....................... 31,663 419,851
1,300,607,330
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc. ......................... 17,514,433 3,593,436,219
CompoSecure, Inc. , Class A
(a)
............ 61,871 871,762
Corsair Gaming, Inc.
(a)
................. 80,169 755,994
Dell Technologies, Inc. , Class C ........... 352,299 43,191,857
Diebold Nixdorf, Inc.
(a) (b)
................. 43,494 2,409,568
Eastman Kodak Co.
(a) (b)
................. 113,400 640,710
Hewlett Packard Enterprise Co. ........... 1,540,919 31,511,794
HP, Inc. ........................... 1,104,592 27,018,320
Immersion Corp. ..................... 61,117 481,602
IonQ, Inc.
(a) (b)
........................ 266,642 11,457,607
NetApp, Inc. ........................ 240,094 25,582,016
Pure Storage, Inc. , Class A
(a) (b)
............ 366,056 21,077,504
Quantum Computing, Inc.
(a) (b)
............. 132,882 2,547,348
Sandisk Corp.
(a)
...................... 157,172 7,127,750
Seagate Technology Holdings plc .......... 249,907 36,069,077
Super Micro Computer, Inc.
(a) (b)
............ 603,431 29,574,153
Western Digital Corp. .................. 414,016 26,492,884
Xerox Holdings Corp. .................. 135,669 714,976
3,860,961,141
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a) (b)
................. 136,884 2,422,847
Carter's, Inc. ........................ 42,431 1,278,446
Columbia Sportswear Co. ............... 37,914 2,315,787
Crocs, Inc.
(a) (b)
....................... 65,745 6,658,654
Deckers Outdoor Corp.
(a)
................ 177,257 18,269,879
Figs, Inc. , Class A
(a) (b)
.................. 152,873 862,204
G-III Apparel Group Ltd.
(a)
............... 51,687 1,157,789
Hanesbrands, Inc.
(a)
................... 417,488 1,912,095
Kontoor Brands, Inc. ................... 59,049 3,895,463
Levi Strauss & Co. , Class A .............. 123,974 2,292,279
Lululemon Athletica, Inc.
(a)
............... 129,548 30,778,014
Movado Group, Inc. ................... 23,370 356,392
NIKE, Inc. , Class B ................... 1,382,257 98,195,537
Oxford Industries, Inc. ................. 18,480 743,820
PVH Corp.
(b)
........................ 56,134 3,850,792
Ralph Lauren Corp. , Class A ............. 46,511 12,757,037
Skechers USA, Inc. , Class A
(a)
............ 154,210 9,730,651
Steven Madden Ltd. ................... 86,694 2,078,922
Tapestry, Inc. ........................ 244,434 21,463,750
Under Armour, Inc. , Class A
(a) (b)
........... 167,462 1,143,765
Under Armour, Inc. , Class C, NVS
(a)
........ 226,836 1,472,166
VF Corp. .......................... 393,271 4,620,934
Wolverine World Wide, Inc. .............. 95,253 1,722,174
229,979,397
Tobacco — 0.6%
Altria Group, Inc. ..................... 1,969,911 115,495,882
Philip Morris International, Inc. ............ 1,825,946 332,559,545
Turning Point Brands, Inc. ............... 22,301 1,689,747
Universal Corp. ...................... 28,861 1,680,864
451,426,038
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ................ 124,437 7,278,320
Alta Equipment Group, Inc. , Class A ........ 49,723 314,249
Applied Industrial Technologies, Inc. ........ 44,346 10,308,228
BlueLinx Holdings, Inc.
(a) (b)
............... 10,110 751,982
Boise Cascade Co. ................... 45,113 3,916,711

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Core & Main, Inc. , Class A
(a)
.............. 225,398 $ 13,602,769
Custom Truck One Source, Inc.
(a) (b)
......... 113,529 560,833
Distribution Solutions Group, Inc.
(a) (b)
........ 19,882 546,159
DNOW, Inc.
(a)
....................... 124,356 1,844,199
DXP Enterprises, Inc.
(a) (b)
................ 16,977 1,488,034
Fastenal Co. ........................ 1,346,421 56,549,682
Ferguson Enterprises, Inc. ............... 233,147 50,767,759
FTAI Aviation Ltd. ..................... 122,104 14,046,844
GATX Corp. ........................ 41,769 6,414,048
Global Industrial Co. ................... 21,095 569,776
GMS, Inc.
(a)
......................... 49,044 5,333,535
Herc Holdings, Inc. .................... 38,701 5,096,535
Hudson Technologies, Inc.
(a)
............. 56,529 459,015
McGrath RentCorp .................... 29,330 3,401,107
MRC Global, Inc.
(a)
.................... 118,187 1,620,344
MSC Industrial Direct Co., Inc. , Class A ...... 51,738 4,398,765
NPK International, Inc.
(a)
................ 115,775 985,245
QXO, Inc.
(a) (b)
........................ 452,149 9,739,289
Rush Enterprises, Inc. , Class A ........... 61,033 3,143,810
Rush Enterprises, Inc. , Class B ........... 24,660 1,294,157
SiteOne Landscape Supply, Inc.
(a)
.......... 54,088 6,541,403
Titan Machinery, Inc.
(a) (b)
................ 28,790 570,330
Transcat, Inc.
(a) (b)
..................... 10,147 872,236
United Rentals, Inc. ................... 76,494 57,630,580
Watsco, Inc. ........................ 40,254 17,776,971
WESCO International, Inc. ............... 52,365 9,697,998
Willis Lease Finance Corp. .............. 3,137 447,901
WW Grainger, Inc. .................... 50,743 52,784,898
Xometry, Inc. , Class A
(a) (b)
............... 53,535 1,808,948
352,562,660
Water Utilities — 0.1%
American States Water Co. .............. 55,419 4,248,421
American Water Works Co., Inc. ........... 229,571 31,935,622
Artesian Resources Corp. , Class A, NVS ..... 16,482 553,136
California Water Service Group ........... 69,205 3,147,443
Consolidated Water Co. Ltd. ............. 17,057 512,051
Essential Utilities, Inc. .................. 305,776 11,356,521
H2O America ....................... 40,588 2,109,358
Middlesex Water Co. .................. 21,040 1,139,947
York Water Co. (The) .................. 23,837 753,249
55,755,748
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 80,820 1,186,438
Telephone & Data Systems, Inc. ........... 114,276 4,065,940
T-Mobile US, Inc. ..................... 559,308 133,260,724
United States Cellular Corp.
(a) (b)
........... 17,090 1,093,247
139,606,349
Total Common Stocks — 99 .8%
(Cost: $ 43,759,146,145 ) ............................ 70,127,562,075
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
........... 4,142 1,988
Contra Miragen Therape, CVR
(d)
.......... 119 —
Dianthus Therapeutics, Inc., CVR ......... 19,942 977
Gyre Therapeutics, Inc., CVR
(d)
........... 7,839 —
Neurogene, Inc., CVR
(d)
................ 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
....... 722 740
Qualigen Therapeutics, Inc., CVR
(b) (d)
....... 14,465 —
Sanofi Aatd, Inc., CVR
(d)
................ 34,925 40,164
Spyre Therapeutics, Inc., CVR
(d)
.......... 33,740 —
Sting Agonist, CVR
(d)
.................. 11,084 3,768
Security
Shares
Shares Value
Biotechnology (continued)
Sting Antagonist, CVR ................. 11,084 $ 4,434
52,071
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a) (d)
......... 2,058 248
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a)
266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b) (d)
......... 167,980 2
Contra Spectrum Pharmaals, Inc., CVR ..... 146,012 10,330
Seelos Therapeutics, Inc., CVR ........... 43 24
10,356
Total Rights — 0.0%
(Cost: $ 36,885 ) ................................. 62,712
Warrants
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Issued/Exercisable
02/28/25 , 1 Share for 1 Warrant, Expires
03/11/28 , Strike Price USD 47.50 )
(a) (b)
..... 6,110 6,332
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 6,332
Total Long-Term Investments — 99.8%
(Cost: $ 43,759,183,030 ) ............................ 70,127,631,119
Short-Term Securities
Money Market Funds — 1.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 1,114,124,925 1,114,570,575
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 109,885,741 109,885,741
Total Short-Term Securities — 1 .7%
(Cost: $ 1,223,902,392 ) ............................ 1,224,456,316
Total Investments — 101 .5%
(Cost: $ 44,983,085,422 ) ............................ 71,352,087,435
Liabilities in Excess of Other Assets — (1.5) % ............. (1,066,881,060)
Net Assets — 100.0% ...............................
$ 70,285,206,375
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,019,455,145 $ 95,207,403
(a)
$ — $ (22,237) $ (69,736) $ 1,114,570,575 1,114,124,925 $ 1,137,872
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 113,818,682 — (3,932,941)
(a)
— — 109,885,741 109,885,741 1,240,651 —
BlackRock, Inc. .......... 157,187,612 7,612,843 (3,841,109) 2,072,506 16,227,264 179,259,116 170,845 893,770 —
$ 2,050,269 $ 16,157,528 $ 1,403,715,432 $ 3,272,293 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 409 09/19/25 $ 127,889 $ 2,721,986
S&P Midcap 400 E-Mini Index ................................................. 70 09/19/25 21,879 311,924
$ 3,033,910

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 70,127,561,419 $ 654 $ 2 $ 70,127,562,075
Rights ................................................ — 15,802 46,910 62,712
Warrants .............................................. 6,332 — — 6,332
Short-Term Securities
Money Market Funds ...................................... 1,224,456,316 — — 1,224,456,316
$ 71,352,024,067 $ 16,456 $ 46,912 $ 71,352,087,435
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,033,910 $ — $ — $ 3,033,910
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust